united states
securities and exchange commission
washington, d.c. 20549

form n-csr

certified shareholder report of registered management
investment companies

Investment Company Act file number 811-22655

Northern Lights Fund Trust III

(Exact name of registrant as specified in charter)

17645 Wright St., Suite 200, Omaha, NE 68130

(Address of principal executive offices) (Zip code)

Eric Kane

80 Arkay Drive, Hauppauge, NY 11788

(Name and address of agent for service)

Registrant's telephone number, including area code: 631-470-2600

Date of fiscal year end: 6/30

Date of reporting period: 12/31/18

Item 1. Reports to Stockholders.

Swan Defined Risk Fund
Class A – SDRAX
Class C – SDRCX
Class I – SDRIX
Class Y – SDRYX

Swan Defined Risk Emerging Markets Fund
Class A – SDFAX
Class C – SDFCX
Class I – SDFIX
Class Y – SDFYX

Swan Defined Risk Foreign Developed Fund
Class A – SDJAX
Class C – SDJCX
Class I – SDJIX
Class Y – SDJYX

Swan Defined Risk Growth Fund
Class A – SDAAX
Class C – SDACX
Class I – SDAIX
Class Y – SDAYX

Swan Defined Risk U.S. Small Cap Fund
Class A – SDCAX
Class C – SDCCX
Class I – SDCIX
Class Y – SDCYX

Semi-Annual Report
December 31, 2018

1-877-896-2590
www.swandefinedriskfunds.com
Distributed by Northern Lights Distributors, LLC
Member FINRA

Beginning on January 1, 2021, as permitted by regulations adopted by the Securities and Exchange Commission, paper copies of the Funds’ shareholder reports like this one will no longer be sent by mail, unless you specifically request paper copies of the reports. Instead, the reports will be made available on the Funds’ website www.swandefinedriskfunds.com, and you will be notified by mail each time a report is posted and provided with a website link to access the report.

If you already elected to receive shareholder reports electronically, you will not be affected by this change and you need not take any action. You may elect to receive shareholder reports and other communications from the Funds electronically by contacting your financial intermediary (such as a broker-dealer or bank) or, if you are a direct investor, by following the instructions included with paper Fund documents that have been mailed to you.

SWAN DEFINED RISK FUND

PORTFOLIO REVIEW (Unaudited)

December 31, 2018

The Fund’s performance figures* for the periods ended December 31, 2018, as compared to its benchmarks:

			Annualized	Annualized	Annualized	Annualized
	Six Month	One Year	Five Year	Since Inception (a)	Since Inception (b)	Since Inception (c)
Swan Defined Risk Fund - Class A	(6.91)%	(9.06)%	1.55%	3.28%	N/A	N/A
Swan Defined Risk Fund - Class A with Load	(12.04)%	(14.09)%	0.41%	2.37%	N/A	N/A
Swan Defined Risk Fund - Class C	(7.30)%	(9.77)%	0.80%	N/A	2.37%	N/A
Swan Defined Risk Fund - Class I	(6.84)%	(8.84)%	1.80%	3.53%	N/A	N/A
Swan Defined Risk Fund - Class Y	N/A	N/A	N/A	N/A	N/A	0.00%
S&P 500 Total Return Index (d)	(6.85)%	(4.38)%	8.49%	12.00%	11.44%	0.75%
Bloomberg Barclays Capital U.S. Aggregate Bond Index (e)	1.65%	0.01%	2.52%	1.71%	1.76%	0.29%
Swan Defined Risk Fund Blended Index (f)	(3.32)%	(2.35)%	6.24%	7.93%	7.63%	0.55%

*	The performance data quoted is historical. Past performance is no guarantee of future results. Current performance may be higher or lower than the performance data quoted. The principal value and investment return of an investment will fluctuate so that your shares, when redeemed, may be worth more or less than their original cost. The returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemptions of Fund shares. The total operating expenses as stated in the fee table to the Fund’s prospectus dated November 2, 2018 as supplemented December 14, 2018 are 1.52%, 2.27%, 1.27% and 1.27% for the Class A, C, I and Y shares respectively. Class A shares are subject to a maximum sales charge of up to 5.50% imposed on purchases. For performance information current to the most recent month-end, please call 1-877-896-2590.

(a)	Inception date for Class A and Class I is July 30, 2012.

(b)	Inception date for Class C is October 18, 2012.

(c)	Inception date for Class Y is December 27, 2018.

(d)	The S&P 500 Total Return Index is an unmanaged free-float capitalization-weighted index which measures the performance of 500 large-cap common stocks actively traded in the United States. Index returns assume reinvestment of dividends. Investors may not invest in the Index directly; unlike the Fund’s returns, the Index does not reflect any fees or expenses.

(e)	The Bloomberg Barclays Capital U.S. Aggregate Bond Index is an unmanaged index comprised of U.S. investment grade, fixed rate bond market securities, including government, government agency, corporate and mortgage-backed securities between one and ten years. Index returns assume reinvestment of dividends. Investors may not invest in the Index directly. Unlike the Fund’s returns, the Index does not reflect any fees or expenses.

(f)	The Swan Defined Risk Fund Blended Index is a composite of 60% S&P 500 Total Return Index and 40% Bloomberg Barclays Capital U.S. Aggregate Bond Index.

Portfolio Composition as of December 31, 2018

Holdings by Asset Type	% of Net Assets
Exchange-Traded Funds	90.9%
Purchased Put Options	13.9%
Purchased Call Options	0.0%
Call Options Written	0.0%
Put Options Written	(5.0)%
Other Assets in Excess of Liabilities	0.2%
100.0%

Please refer to the Portfolio of Investments in this shareholder report for a detailed listing of the Fund’s holdings.

SWAN DEFINED RISK EMERGING MARKETS FUND

PORTFOLIO REVIEW (Unaudited)

December 31, 2018

The Fund’s performance figures* for the periods ended December 31, 2018, as compared to its benchmarks:

			Annualized	Annualized
	Six Month	One Year	Since Inception (a)	Since Inception (b)
Swan Defined Risk Emerging Markets Fund - Class A	(4.51)%	(10.97)%	0.26%	N/A
Swan Defined Risk Emerging Markets Fund - Class A with Load	(9.80)%	(15.88)%	(1.14)%	N/A
Swan Defined Risk Emerging Markets Fund - Class C	(4.88)%	(11.61)%	(0.48)%	N/A
Swan Defined Risk Emerging Markets Fund - Class I	(4.36)%	(10.79)%	0.49%	N/A
Swan Defined Risk Emerging Markets Fund - Class Y	N/A	N/A	N/A	0.42%
MSCI Emerging Markets Index (c)	(8.28)%	(14.25)%	3.05%	1.40%
Bloomberg Barclays Capital U.S. Aggregate Bond Index (d)	1.65%	0.01%	1.70%	0.29%
Swan Defined Risk Emerging Markets Fund Blended Index (e)	(5.19)%	(10.05)%	1.13%	0.94%

*	The performance data quoted is historical. Past performance is no guarantee of future results. Current performance may be higher or lower than the performance data quoted. The principal value and investment return of an investment will fluctuate so that your shares, when redeemed, may be worth more or less than their original cost. The returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemptions of Fund shares. The Fund’s total operating expenses, before any fee waivers, as stated in the fee table to the Fund’s prospectus dated November 2, 2018 as supplemented December 14, 2018 are 2.30%, 3.05% 2.05% and 2.05% for the Class A, C, I and Y shares, respectively. Class A shares are subject to a maximum sales charge of up to 5.50% imposed on purchases. The Fund’s adviser has contractually agreed to waive its fees and reimburse expenses of the Fund, at least until December 14, 2019 to ensure that Total Annual Fund Operating Expenses After Fee Waiver and Reimbursement (exclusive of any taxes, interest, brokerage commissions, dividend expense on securities sold short, acquired fund fees and expenses, or extraordinary expenses such as litigation or reorganization costs) will not exceed 1.65%, 2.40%, 1.40% and 1.01% of average daily net assets attributable to Class A, Class C, Class I, and Class Y shares, respectively. These fee waivers and expense reimbursements are subject to possible recoupment from the Fund within three years after the fees have been waived or reimbursed, if such recoupment can be achieved within the foregoing expense limits or the expense limits in place at the time of recoupment, whichever is less. This agreement may be terminated only by the Trust’s Board of Trustees on 60 days’ written notice to the Fund’s adviser. For performance information current to the most recent month-end, please call 1-877-896-2590.

(a)	Inception date is December 30, 2014.

(b)	Inception date for Class Y is December 27, 2018.

(c)	The MSCI Emerging Markets Index captures large and mid cap representation across 23 Emerging Markets (EM) countries. With 822 constituents, the index covers approximately 85% of the free float-adjusted market capitalization in each country. Index returns assume reinvestment of dividends. Investors may not invest in the Index directly; unlike the Fund’s returns, the Index does not reflect any fees or expenses.

(d)	The Bloomberg Barclays Capital U.S. Aggregate Bond Index is an unmanaged index comprised of U.S. investment grade, fixed rate bond market securities, including government, government agency, corporate and mortgage-backed securities between one and ten years. Index returns assume reinvestment of dividends. Investors may not invest in the Index directly. Unlike the Fund’s returns, the Index does not reflect any fees or expenses.

(e)	The Swan Defined Risk Emerging Markets Fund Blended Index is a composite of 60% MSCI Emerging Markets Index and 40% Bloomberg Barclays Capital U.S. Aggregate Bond Index.

Portfolio Composition as of December 31, 2018

Holdings by Asset Type	% of Net Assets
Exchange-Traded Funds	86.7%
Purchased Put Options	16.0%
Short-Term Investments	2.2%
Purchased Call Options	0.0%
Call Options Written	0.0%
Put Options Written	(5.0)%
Other Assets in Excess of Liabilities	0.1%
100.0%

Please refer to the Portfolio of Investments in this shareholder report for a detailed listing of the Fund’s holdings.

SWAN DEFINED RISK FOREIGN DEVELOPED FUND

PORTFOLIO REVIEW (Unaudited)

December 31, 2018

The Fund’s performance figures* for the periods ended December 31, 2018, as compared to its benchmarks:

			Annualized	Annualized
	Six Month	One Year	Since Inception (a)	Since Inception (b)
Swan Defined Risk Foreign Developed Fund - Class A	(6.72)%	(11.31)%	0.50%	N/A
Swan Defined Risk Foreign Developed Fund - Class A with Load	(11.88)%	(16.21)%	(1.36)%	N/A
Swan Defined Risk Foreign Developed Fund - Class C	(7.13)%	(11.99)%	(0.24)%	N/A
Swan Defined Risk Foreign Developed Fund - Class I	(6.62)%	(11.04)%	0.76%	N/A
Swan Defined Risk Foreign Developed Fund - Class Y	N/A	N/A	N/A	0.00%
MSCI EAFE Index (c)	(11.26)%	(13.36)%	3.07%	1.93%
Bloomberg Barclays Capital U.S. Aggregate Bond Index (d)	1.65%	0.01%	2.13%	0.29%
Swan Defined Risk Foreign Developed Fund Blended Index (e)	(6.17)%	(8.03)%	2.87%	1.24%

*	The performance data quoted is historical. Past performance is no guarantee of future results. Current performance may be higher or lower than the performance data quoted. The principal value and investment return of an investment will fluctuate so that your shares, when redeemed, may be worth more or less than their original cost. The returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemptions of Fund shares. The Fund’s total operating expenses, before any fee waivers, as stated in the fee table to the Fund’s prospectus dated November 2, 2018 as supplemented December 14, 2018 are 2.26%, 3.01%, 2.01% and 2.01% for the Class A, C, I and Y shares, respectively. Class A shares are subject to a maximum sales charge of up to 5.50% imposed on purchases. The Fund’s adviser has contractually agreed to waive its fees and reimburse expenses of the Fund, at least until December 14, 2019 to ensure that Total Annual Fund Operating Expenses After Fee Waiver and Reimbursement (exclusive of any taxes, interest, brokerage commissions, dividend expense on securities sold short, acquired fund fees and expenses, or extraordinary expenses such as litigation or reorganization costs) will not exceed 1.65%, 2.40%, 1.40%, and 1.02% of average daily net assets attributable to Class A, Class C, Class I, and Class Y shares, respectively. These fee waivers and expense reimbursements are subject to possible recoupment from the Fund within three years after the fees have been waived or reimbursed, if such recoupment can be achieved within the foregoing expense limits or the expense limits in place at the time of recoupment, whichever is less. This agreement may be terminated only by the Trust’s Board of Trustees on 60 days’ written notice to the Fund’s adviser. For performance information current to the most recent month-end, please call 1-877-896-2590.

(a)	Inception date is December 29, 2015.

(b)	Inception date for Class Y is December 27, 2018.

(c)	The MSCI EAFE Index is a stock market index that is designed to measure the equity market performance of developed markets outside of the U.S. & Canada. Index returns assume reinvestment of dividends. Investors may not invest in the Index directly; unlike the Fund’s returns, the Index does not reflect any fees or expenses.

(d)	The Bloomberg Barclays Capital U.S. Aggregate Bond Index is an unmanaged index comprised of U.S. investment grade, fixed rate bond market securities, including government, government agency, corporate and mortgage-backed securities between one and ten years. Index returns assume reinvestment of dividends. Investors may not invest in the Index directly. Unlike the Fund’s returns, the Index does not reflect any fees or expenses.

(e)	The Swan Defined Risk Foreign Developed Fund Blended Index is a composite of 60% MSCI EAFE Index and 40% Bloomberg Barclays Capital U.S. Aggregate Bond Index.

Portfolio Composition as of December 31, 2018

Holdings by Asset Type	% of Net Assets
Exchange-Traded Funds	88.9%
Purchased Put Options	14.6%
Short-Term Investments	0.8%
Purchased Call Options	0.0%
Call Options Written	0.0%
Put Options Written	(5.0)%
Other Assets in Excess of Liabilities	0.7%
100.0%

Please refer to the Portfolio of Investments in this shareholder report for a detailed listing of the Fund’s holdings.

SWAN DEFINED RISK GROWTH FUND

PORTFOLIO REVIEW (Unaudited)

December 31, 2018

The Fund’s performance figures* for the periods ended December 31, 2018, as compared to its benchmarks:

Annualized
Since Inception (a)
Swan Defined Risk Growth Fund - Class A	(0.30)%
Swan Defined Risk Growth Fund - Class A with Load	(5.77)%
Swan Defined Risk Growth Fund - Class C	(0.30)%
Swan Defined Risk Growth Fund - Class I	(0.30)%
Swan Defined Risk Growth Fund - Class Y	(0.30)%
S&P 500 Total Return Index (b)	0.75%
Bloomberg Barclays Capital U.S. Aggregate Bond Index (c)	0.29%
Swan Defined Risk Growth Fund Blended Index (d)	0.55%

*	The performance data quoted is historical. Past performance is no guarantee of future results. Current performance may be higher or lower than the performance data quoted. The principal value and investment return of an investment will fluctuate so that your shares, when redeemed, may be worth more or less than their original cost. The returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemptions of Fund shares. The Fund’s total operating expenses, before any fee waivers, as stated in the fee table to the Fund’s prospectus dated November 2, 2018 as supplemented December 14, 2018 are 2.12%, 2.87%, 1.87% and 1.87% for the Class A, C, I and Y shares, respectively. Class A shares are subject to a maximum sales charge of up to 5.50% imposed on purchases. The Fund’s adviser has contractually agreed to waive its fees and reimburse expenses of the Fund, at least until October 31, 2020 to ensure that Total Annual Fund Operating Expenses After Fee Waiver and Reimbursement (exclusive of any taxes, interest, brokerage commissions, dividend expense on securities sold short, acquired fund fees and expenses, or extraordinary expenses such as litigation or reorganization costs) will not exceed 1.65%, 2.40%, 1.40%, and 1.02% of average daily net assets attributable to Class A, Class C, Class I and Class Y shares, respectively. These fee waivers and expense reimbursements are subject to possible recoupment from the Fund within three years after the fees have been waived or reimbursed, if such recoupment can be achieved within the foregoing expense limits or the expense limits in place at the time of recoupment, whichever is less. This agreement may be terminated only by the Trust’s Board of Trustees on 60 days’ written notice to the Fund’s adviser. For performance information current to the most recent month-end, please call 1-877-896-2590.

(a)	Inception date is December 27, 2018.

(b)	The S&P 500 Total Return Index is an unmanaged free-float capitalization-weighted index which measures the performance of 500 large-cap common stocks actively traded in the United States. Index returns assume reinvestment of dividends. Investors may not invest in the Index directly; unlike the Fund’s returns, the Index does not reflect any fees or expenses.

(c)	The Bloomberg Barclays Capital U.S. Aggregate Bond Index is an unmanaged index comprised of U.S. investment grade, fixed rate bond market securities, including government, government agency, corporate and mortgage-backed securities between one and ten years. Index returns assume reinvestment of dividends. Investors may not invest in the Index directly. Unlike the Fund’s returns, the Index does not reflect any fees or expenses.

(d)	The Swan Defined Risk Foreign Developed Fund Blended Index is a composite of 60% S&P 500 Total Return Index and 40% Bloomberg Barclays Capital U.S. Aggregate Bond Index.

Portfolio Composition as of December 31, 2018

Holdings by Asset Type	% of Net Assets
Exchange-Traded Funds	75.7%
Purchased Put Options	4.6%
Purchased Call Options	4.3%
Put Options Written	(1.7)%
Other Assets in Excess of Liabilities	17.1%
100.0%

Please refer to the Portfolio of Investments in this shareholder report for a detailed listing of the Fund’s holdings.

SWAN DEFINED RISK U.S. SMALL CAP FUND

PORTFOLIO REVIEW (Unaudited)

December 31, 2018

The Fund’s performance figures* for the periods ended December 31, 2018, as compared to its benchmarks:

			Annualized	Annualized
	Six Month	One Year	Since Inception (a)	Since Inception (b)
Swan Defined Risk U.S. Small Cap Fund - Class A	(12.11)%	(10.22)%	2.98%	N/A
Swan Defined Risk U.S. Small Cap Fund - Class A with Load	(16.93)%	(15.19)%	1.07%	N/A
Swan Defined Risk U.S. Small Cap Fund - Class C	(12.41)%	(10.87)%	2.25%	N/A
Swan Defined Risk U.S. Small Cap Fund - Class I	(11.97)%	(9.94)%	3.23%	N/A
Swan Defined Risk U.S. Small Cap Fund - Class Y	N/A	N/A	N/A	0.92%
Russell 2000 Total Return Index (c)	(17.35)%	(11.01)%	6.59%	1.32%
Bloomberg Barclays Capital U.S. Aggregate Bond Index (d)	1.65%	0.01%	2.13%	0.29%
Swan Defined Risk U.S. Small Cap Fund Blended Index (e)	(9.84)%	(6.31)%	5.16%	0.87%

*	The performance data quoted is historical. Past performance is no guarantee of future results. Current performance may be higher or lower than the performance data quoted. The principal value and investment return of an investment will fluctuate so that your shares, when redeemed, may be worth more or less than their original cost. The returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemptions of Fund shares. The Fund’s total operating expenses, before any fee waivers, as stated in the fee table to the Fund’s prospectus dated November 2, 2018 as supplemented December 14, 2018 are 2.12%, 2.87%, 1.87% and 1.87% for the Class A, C, I and Y shares, respectively. Class A shares are subject to a maximum sales charge of up to 5.50% imposed on purchases. The Fund’s adviser has contractually agreed to waive its fees and reimburse expenses of the Fund, at least until December 14, 2019 to ensure that Total Annual Fund Operating Expenses After Fee Waiver and Reimbursement (exclusive of any taxes, interest, brokerage commissions, dividend expense on securities sold short, acquired fund fees and expenses, or extraordinary expenses such as litigation or reorganization costs) will not exceed 1.65%, 2.40%, 1.40%, and 1.02% of average daily net assets attributable to Class A, Class C, Class I, and Class Y shares, respectively. These fee waivers and expense reimbursements are subject to possible recoupment from the Fund within three years after the fees have been waived or reimbursed, if such recoupment can be achieved within the foregoing expense limits or the expense limits in place at the time of recoupment, whichever is less. This agreement may be terminated only by the Trust’s Board of Trustees on 60 days’ written notice to the Fund’s adviser. For performance information current to the most recent month-end, please call 1-877-896-2590.

(a)	Inception date is December 29, 2015.

(b)	Inception date for Class Y is December 27, 2018.

(c)	The Russell 2000 Total Return Index is an unmanaged market capitalization-weighted index which measures the performance of the small-cap sector of the U.S. stock market. Index returns assume reinvestment of dividends. Investors may not invest in the Index directly; unlike the Fund’s returns, the Index does not reflect any fees or expenses.

(d)	The Bloomberg Barclays Capital U.S. Aggregate Bond Index is an unmanaged index comprised of U.S. investment grade, fixed rate bond market securities, including government, government agency, corporate and mortgage-backed securities between one and ten years. Index returns assume reinvestment of dividends. Investors may not invest in the Index directly. Unlike the Fund’s returns, the Index does not reflect any fees or expenses.

(e)	The Swan Defined Risk U.S. Small Cap Fund Blended Index is a composite of 60% Russell 2000 Total Return Index and 40% Bloomberg Barclays Capital U.S. Aggregate Bond Index.

Portfolio Composition as of December 31, 2018

Holdings by Asset Type	% of Net Assets
Exchange-Traded Funds	90.5%
Purchased Put Options	14.5%
Purchased Call Options	0.0%
Call Options Written	0.0%
Put Options Written	(5.5)%
Other Assets in Excess of Liabilities	0.5%
100.0%

Please refer to the Portfolio of Investments in this shareholder report for a detailed listing of the Fund’s holdings.

SWAN DEFINED RISK FUND

PORTFOLIO OF INVESTMENTS (Unaudited)

December 31, 2018

Shares						Fair Value
	EXCHANGE-TRADED FUNDS - 90.9%
	EQUITY FUNDS - 90.9%
5,394,685	Communication Services Select Sector SPDR Fund ^ #					$222,692,597
2,302,212	Consumer Discretionary Select Sector SPDR Fund ^					227,942,010
4,350,672	Consumer Staples Select Sector SPDR Fund ^					220,927,124
3,853,707	Energy Select Sector SPDR Fund ^					221,010,096
7,781,938	Financial Select Sector SPDR Fund ^					185,365,763
2,659,250	Health Care Select Sector SPDR Fund ^					230,051,718
3,486,785	Industrial Select Sector SPDR Fund ^					224,583,822
4,534,158	Materials Select Sector SPDR Fund ^ #					229,065,662
1,337,500	Real Estate Select Sector SPDR Fund ^					41,462,500
3,631,661	Technology Select Sector SPDR Fund ^					225,090,349
4,156,450	Utilities Select Sector SPDR Fund ^					219,959,334
	TOTAL EXCHANGE-TRADED FUNDS (Cost - $1,932,524,941)					2,248,150,975

Contracts *
	PURCHASED OPTIONS - 13.9%
	PURCHASED CALL OPTIONS - 0.0%
		Counterparty	Expiration Date	Exercise Price	Notional Value
1,184	S&P 500 Index +	Goldman Sachs	1/18/2019	$2,790	$330,336,000	38,480
697	S&P 500 Index +	Goldman Sachs	1/18/2019	2,830	197,251,000	12,197
1,184	S&P 500 Index +	Goldman Sachs	1/18/2019	2,890	342,176,000	8,880
3,407	S&P 500 Index +	Goldman Sachs	1/18/2019	2,975	1,013,582,500	17,035
3,407	S&P 500 Index +	Goldman Sachs	1/18/2019	3,125	1,064,687,500	8,518
	TOTAL CALL OPTIONS PURCHASED (Cost - $35,632,040)					85,110

	PURCHASED PUT OPTIONS - 13.9%
1,799	S&P 500 Index +	Goldman Sachs	1/31/2019	2,400	431,760,000	5,729,815
1,100	S&P 500 Index +	Goldman Sachs	2/15/2019	2,610	287,100,000	14,789,500
2,040	S&P 500 Index +	Goldman Sachs	2/15/2019	2,650	540,600,000	33,221,400
1,100	S&P 500 Index +	Goldman Sachs	2/15/2019	2,710	298,100,000	23,336,500
2,040	S&P 500 Index +	Goldman Sachs	2/15/2019	2,750	561,000,000	50,663,400
1,892	S&P 500 Index +	Goldman Sachs	12/18/2020	2,475	468,270,000	43,336,260
7,154	S&P 500 Index +	Goldman Sachs	12/18/2020	2,500	1,788,500,000	171,087,910
	TOTAL PUT OPTIONS PURCHASED (Cost - $277,862,731)					342,164,785

	TOTAL PURCHASED OPTIONS (Cost - $313,494,771)					342,249,895

	TOTAL INVESTMENTS - 104.8% (Cost - $2,246,019,712)					$2,590,400,870
	CALL OPTIONS WRITTEN - (0.0)% (Proceeds - $29,368,812)					(57,783)
	PUT OPTIONS WRITTEN - (5.0)% (Proceeds - $45,832,972)					(122,896,695)
	OTHER ASSETS IN EXCESS OF LIABILITIES - 0.2%					4,983,392
	NET ASSETS - 100.0%					$2,472,429,784

Contracts *
	OPTIONS WRITTEN - (5.0)%
	CALL OPTIONS WRITTEN - (0.0)%
		Counterparty	Expiration Date	Exercise Price	Notional Value
2,368	S&P 500 Index +	Goldman Sachs	1/18/2019	$2,840	$672,512,000	$35,520
697	S&P 500 Index +	Goldman Sachs	1/18/2019	2,880	200,736,000	5,228
6,814	S&P 500 Index +	Goldman Sachs	1/18/2019	3,050	2,078,270,000	17,035
	TOTAL CALL OPTIONS WRITTEN (Proceeds - $29,368,812)					57,783

	PUT OPTIONS WRITTEN - (5.0)%
1,799	S&P 500 Index +	Goldman Sachs	1/31/2019	2,275	409,272,500	2,347,695
2,200	S&P 500 Index +	Goldman Sachs	2/15/2019	2,660	585,200,000	37,521,000
4,080	S&P 500 Index +	Goldman Sachs	2/15/2019	2,700	1,101,600,000	83,028,000
	TOTAL PUT OPTIONS WRITTEN (Proceeds - $45,832,972)					122,896,695

	TOTAL OPTIONS WRITTEN (Proceeds - $75,201,784)					$122,954,478

SPDR - Standard & Poor’s Depositary Receipts

^	All or a portion of the security is held as collateral for written call and put options.

#	Affiliated issuer.

*	Each option contract allows the holder of the option to purchase or sell 100 shares of the underlying security.

+	Non-income producing security.

SWAN DEFINED RISK EMERGING MARKETS FUND

PORTFOLIO OF INVESTMENTS (Unaudited)

December 31, 2018

Shares						Fair Value
	EXCHANGE-TRADED FUNDS - 86.7%
	EQUITY FUND - 86.7%
678,813	iShares MSCI Emerging Markets ETF ^					$26,514,436
320,910	iShares Core MSCI Emerging Markets ETF ^					15,130,906
	TOTAL EXCHANGE TRADED FUNDS (Cost - $41,958,778)					41,645,342

Contracts *
	PURCHASED OPTIONS - 16.0%
	PURCHASED CALL OPTIONS - 0.0%
		Counterparty	Expiration Date	Exercise Price	Notional Value
21	S&P 500 Index +	Goldman Sachs	1/18/2019	$2,790	$5,859,000	682
12	S&P 500 Index +	Goldman Sachs	1/18/2019	2,830	3,396,000	210
21	S&P 500 Index +	Goldman Sachs	1/18/2019	2,890	6,069,000	158
	TOTAL CALL OPTIONS PURCHASED (Cost - $312,376)					1,050

	PURCHASED PUT OPTIONS - 16.0%
5,092	iShares MSCI Emerging Markets ETF +	Goldman Sachs	1/15/2021	39	19,858,800	2,520,540
5,575	iShares MSCI Emerging Markets ETF +	Goldman Sachs	1/15/2021	40	22,300,000	3,038,375
19	S&P 500 Index +	Goldman Sachs	2/15/2019	2,610	4,959,000	255,455
36	S&P 500 Index +	Goldman Sachs	2/15/2019	2,650	9,540,000	586,260
19	S&P 500 Index +	Goldman Sachs	2/15/2019	2,710	5,149,000	403,085
36	S&P 500 Index +	Goldman Sachs	2/15/2019	2,750	9,900,000	894,060
	TOTAL PUT OPTIONS PURCHASED (Cost - $6,239,791)					7,697,775

	TOTAL PURCHASED OPTIONS (Cost - $6,552,167)					7,698,825

Shares
	SHORT-TERM INVESTMENTS - 2.2%
	MONEY MARKET FUND - 2.2%
1,059,572	Dreyfus Treasury Cash Management - Institutional Class, 2.32% **					1,059,572
	TOTAL SHORT TERM INVESTMENTS (Cost - $1,059,572)

	TOTAL INVESTMENTS - 104.9% (Cost - $49,570,517)					$50,403,739
	CALL OPTIONS WRITTEN - (0.0)% (Proceeds - $283,958)					(720)
	PUT OPTIONS WRITTEN - (5.0)% (Proceeds - $1,373,850)					(2,392,881)
	OTHER ASSETS IN EXCESS OF LIABILITIES - 0.1%					38,814
	NET ASSETS - 100.0%					$48,048,952

Contracts *
	OPTIONS WRITTEN - (5.0)%
	CALL OPTIONS WRITTEN - (0.0)%
		Counterparty	Expiration Date	Exercise Price	Notional Value
42	S&P 500 Index +	Goldman Sachs	1/18/2019	$2,840	$11,928,000	$630
12	S&P 500 Index +	Goldman Sachs	1/18/2019	2,880	3,456,000	90
	TOTAL CALL OPTIONS WRITTEN (Proceeds - $283,958)					720

	PUT OPTIONS WRITTEN - (5.0)%
4,993	iShares MSCI Emerging Markets ETF +	Goldman Sachs	2/15/2019	36	17,974,800	194,727
2,496	iShares MSCI Emerging Markets ETF +	Goldman Sachs	3/15/2019	34	8,486,400	84,864
38	S&P 500 Index +	Goldman Sachs	2/15/2019	2,660	10,108,000	648,090
72	S&P 500 Index +	Goldman Sachs	2/15/2019	2,700	19,440,000	1,465,200
	TOTAL PUT OPTIONS WRITTEN (Proceeds - $1,089,892)					2,392,881

	TOTAL OPTIONS WRITTEN (Proceeds - $1,373,850)					$2,393,601

ETF - Exchange-Traded Fund

MSCI - Morgan Stanley Capital International

^	All or a portion of the security is held as collateral for written call and put options.

*	Each option contract allows the holder of the option to purchase or sell 100 shares of the underlying security.

+	Non-income producing security.

**	Money market fund; interest rate reflects seven-day effective yield on December 31, 2018.

SWAN DEFINED RISK FOREIGN DEVELOPED FUND

PORTFOLIO OF INVESTMENTS (Unaudited)

December 31, 2018

Shares						Fair Value
	EXCHANGE-TRADED FUND - 88.9%
	EQUITY FUND - 88.9%
631,400	iShares MSCI EAFE ETF ^					$37,113,692
	TOTAL EXCHANGE-TRADED FUND - (Cost - $38,555,378)

Contracts *
	PURCHASED OPTIONS - 14.6%
	PURCHASED CALL OPTIONS - 0.0%
		Counterparty	Expiration Date	Exercise Price	Notional Value
19	S&P 500 Index +	Interactive Brokers	1/18/2019	$2,790	$5,301,000	617
11	S&P 500 Index +	Interactive Brokers	1/18/2019	2,830	3,113,000	193
19	S&P 500 Index +	Interactive Brokers	1/18/2019	2,890	5,491,000	143
	TOTAL CALL OPTIONS PURCHASED (Cost - $283,466)					953

	PURCHASED PUT OPTIONS - 14.6%
3,044	iShares MSCI EAFE ETF +	Interactive Brokers	1/15/2021	60	18,264,000	1,887,280
3,270	iShares MSCI EAFE ETF +	Interactive Brokers	1/15/2021	61	19,947,000	2,289,000
17	S&P 500 Index +	Interactive Brokers	2/15/2019	2,610	4,437,000	228,565
32	S&P 500 Index +	Interactive Brokers	2/15/2019	2,650	8,480,000	521,120
17	S&P 500 Index +	Interactive Brokers	2/15/2019	2,710	4,607,000	360,655
32	S&P 500 Index +	Interactive Brokers	2/15/2019	2,750	8,800,000	794,720
	TOTAL PUT OPTIONS PURCHASED (Cost - $4,200,083)					6,081,340

	TOTAL PURCHASED OPTIONS (Cost - $4,483,549)					6,082,293

Shares
	SHORT-TERM INVESTMENTS - 0.8%
	MONEY MARKET FUND - 0.8%
334,617	Dreyfus Treasury Cash Management - Institutional Class, 2.32% **					334,617
	TOTAL SHORT TERM INVESTMENTS (Cost - $334,617)

	TOTAL INVESTMENTS - 104.3% (Cost - $43,373,544)					$43,530,602
	CALL OPTIONS WRITTEN - (0.0)% (Proceeds - $257,507)					(652)
	PUT OPTIONS WRITTEN - (5.0)% (Proceeds - $896,364)					(2,096,404)
	OTHER ASSETS IN EXCESS OF LIABILITIES - 0.7%					308,260
	NET ASSETS - 100.0%					$41,741,806

Contracts *
	OPTIONS WRITTEN - (5.0)%
	CALL OPTIONS WRITTEN - (0.0)%
		Counterparty	Expiration Date	Exercise Price	Notional Value
38	S&P 500 Index +	Interactive Brokers	1/18/2019	$2,840	$10,792,000	$570
11	S&P 500 Index +	Interactive Brokers	1/18/2019	2,880	3,168,000	82
	TOTAL CALL OPTIONS WRITTEN (Proceeds - $257,507)					652

	PUT OPTIONS WRITTEN - (5.0)%
1,433	iShares MSCI EAFE ETF +	Interactive Brokers	2/15/2019	54	7,738,200	53,021
1,474	iShares MSCI EAFE ETF +	Interactive Brokers	2/15/2019	55	8,107,000	73,700
1,433	iShares MSCI EAFE ETF +	Interactive Brokers	2/15/2019	56	8,024,800	87,413
34	S&P 500 Index +	Interactive Brokers	2/15/2019	2,660	9,044,000	579,870
64	S&P 500 Index +	Interactive Brokers	2/15/2019	2,700	17,280,000	1,302,400
	TOTAL PUT OPTIONS WRITTEN (Proceeds - $896,364)					2,096,404

	TOTAL OPTIONS WRITTEN (Proceeds - $1,153,871)					$2,097,056

EAFE - Europe, Australasia and Far East

ETF - Exchange-Traded Fund

MSCI - Morgan Stanley Capital International

^	All or a portion of the security is held as collateral for written call and put options.

*	Each option contract allows the holder of the option to purchase or sell 100 shares of the underlying security.

+	Non-income producing security.

**	Money market fund; interest rate reflects seven-day effective yield on December 31, 2018.

SWAN DEFINED RISK GROWTH FUND

PORTFOLIO OF INVESTMENTS (Unaudited)

December 31, 2018

Shares						Fair Value
	EXCHANGE-TRADED FUND - 75.7%
	EQUITY FUND - 75.7%
3,000	iShares Core S&P 500 ETF ^					$754,830
	TOTAL EXCHANGE-TRADED FUND - (Cost - $755,783)

Contracts *
	PURCHASED OPTIONS - 8.9%
	PURCHASED CALL OPTIONS - 4.3%
		Counterparty	Expiration Date	Exercise Price	Notional Value
3	S&P 500 Index +	Interactive Brokers	12/18/2020	$2,775	$832,500	42,549
	TOTAL CALL OPTIONS PURCHASED (Cost - $42,426)

	PURCHASED PUT OPTIONS - 4.6%
3	S&P 500 Index +	Interactive Brokers	12/18/2020	2,250	675,000	45,510
	TOTAL PUT OPTIONS PURCHASED (Cost - $47,343)

	TOTAL OPTIONS PURCHASED (Cost - $89,769)					88,059

	TOTAL INVESTMENTS - 84.6% (Cost - $845,552)					$842,889
	CALL OPTIONS WRITTEN - (1.7)% (Proceeds - $16,170)					(16,413)
	OTHER ASSETS IN EXCESS OF LIABILITIES - 17.1%					170,620
	NET ASSETS - 100.0%					$997,096

Contracts *
	OPTIONS WRITTEN - (1.7)%
	CALL OPTIONS WRITTEN - (1.7)%
		Counterparty	Expiration Date	Exercise Price	Notional Value
3	S&P 500 Index +	Interactive Brokers	12/18/2020	$3,100	$930,000	$16,413
	TOTAL CALL OPTIONS WRITTEN (Proceeds - $16,170)					16,413

ETF - Exchange Traded Fund

^	All or a portion of the security is held as collateral for written call and put options.

*	Each option contract allows the holder of the option to purchase or sell 100 shares of the underlying security.

+	Non-income producing security.

SWAN DEFINED RISK U.S. SMALL CAP FUND

PORTFOLIO OF INVESTMENTS (Unaudited)

December 31, 2018

Shares						Fair Value
	EXCHANGE-TRADED FUND - 90.5%
	EQUITY FUND - 90.5%
299,000	iShares Russell 2000 ETF ^					$40,036,100
	TOTAL EXCHANGE-TRADED FUND - (Cost - $40,585,403)

Contracts *
	PURCHASED OPTIONS - 14.5%
	PURCHASED CALL OPTIONS - 0.0%
		Counterparty	Expiration Date	Exercise Price	Notional Value
21	S&P 500 Index +	Interactive Brokers	1/18/2019	$2,790	$5,859,000	682
13	S&P 500 Index +	Interactive Brokers	1/18/2019	2,830	3,679,000	228
21	S&P 500 Index +	Interactive Brokers	1/18/2019	2,890	6,069,000	157
	TOTAL CALL OPTIONS PURCHASED (Cost - $318,501)					1,067

	PURCHASED PUT OPTIONS - 14.5%
186	Russell 2000 Index +	Interactive Brokers	12/18/2020	1,350	25,110,000	2,555,640
113	Russell 2000 Index +	Interactive Brokers	12/18/2020	1,400	15,820,000	1,784,835
19	S&P 500 Index +	Interactive Brokers	2/15/2019	2,610	4,959,000	255,455
35	S&P 500 Index +	Interactive Brokers	2/15/2019	2,650	9,275,000	569,975
19	S&P 500 Index +	Interactive Brokers	2/15/2019	2,710	5,149,000	403,085
35	S&P 500 Index +	Interactive Brokers	2/15/2019	2,750	9,625,000	869,225
	TOTAL PUT OPTIONS PURCHASED (Cost - $4,892,953)					6,438,215

	TOTAL OPTIONS PURCHASED (Cost - $5,211,454)					6,439,282

	TOTAL INVESTMENTS - 105.0% (Cost - $45,796,857)					$46,475,382
	CALL OPTIONS WRITTEN - (0.0)% (Proceeds - $287,861)					(728)
	PUT OPTIONS WRITTEN - (5.5)% (Proceeds - $1,439,920)					(2,445,640)
	OTHER ASSETS IN EXCESS OF LIABILITIES - 0.5%					210,648
	NET ASSETS - 100.0%					$44,239,662

Contracts *
	OPTIONS WRITTEN - (5.5)%
	CALL OPTIONS WRITTEN - (0.0)%
		Counterparty	Expiration Date	Exercise Price	Notional Value
42	S&P 500 Index +	Interactive Brokers	1/18/2019	$2,840	$11,928,000	$630
13	S&P 500 Index +	Interactive Brokers	1/18/2019	2,880	3,744,000	98
	TOTAL CALL OPTIONS WRITTEN (Proceeds - $287,861)					728

	PUT OPTIONS WRITTEN - (5.5)%
75	Russell 2000 Index +	Interactive Brokers	2/15/2019	1,150	8,625,000	47,250
144	Russell 2000 Index +	Interactive Brokers	2/15/2019	1,220	17,568,000	192,960
72	Russell 2000 Index +	Interactive Brokers	2/15/2019	1,250	9,000,000	132,840
38	S&P 500 Index +	Interactive Brokers	2/15/2019	2,660	10,108,000	648,090
70	S&P 500 Index +	Interactive Brokers	2/15/2019	2,700	18,900,000	1,424,500
	TOTAL PUT OPTIONS WRITTEN (Proceeds - $1,439,920)					2,445,640

	TOTAL OPTIONS WRITTEN (Proceeds - $1,727,781)					$2,446,368

ETF - Exchange-Traded Fund

^	All or a portion of the security is held as collateral for written call and put options.

*	Each option contract allows the holder of the option to purchase or sell 100 shares of the underlying security.

+	Non-income producing security.

SWAN FUNDS

STATEMENTS OF ASSETS AND LIABILITIES (Unaudited)

December 31, 2018

		Swan Defined Risk	Swan Defined Risk	Swan Defined Risk		Swan Defined Risk
	Swan Defined Risk	Emerging Markets	Foreign Developed	Growth		U.S. Small Cap
	Fund	Fund	Fund	Fund		Fund
ASSETS
Investment securities:
Unaffiliated investments, at cost	$1,776,928,871	$49,570,517	$43,373,544	$845,552		$45,796,857
Affiliated investments, at cost	469,090,841	—	—	—		—
Total investments at cost	2,246,019,712	49,570,517	43,373,544	845,552		45,796,857
Unaffiliated investments, at value	$2,138,642,611	$50,403,739	$43,530,602	$842,889		$46,475,382
Affiliated investments, at value	451,758,259	—	—	—		—
Total investments at value	2,590,400,870	50,403,739	43,530,602	842,889		46,475,382
Receivable for securities sold	50,788,995	—	—	16,170		—
Receivable for Fund shares sold	2,868,350	42,948	86,134	—		155,439
Dividends and interest receivable	18,103	1,126	563	—		274
Cash	—	—	—	1,000,040		—
Cash held at broker	—	257,116	246,820	—		2,502,002
Receivable due from Advisor	—	—	—	—		—
Prepaid expenses and other assets	66,057	24,470	32,254	349		22,888
TOTAL ASSETS	2,644,142,375	50,729,399	43,896,373	1,859,448		49,155,985

LIABILITIES
Due to custodian	10,161,088	—	—	—		1,969,152
Due to broker	17,373,446	—	—	—		—
Options written, at value (Premiums received - $75,201,784, $1,373,850, $1,153,871, $16,170 and $1,727,781, respectively)	122,954,478	2,393,601	2,097,056	16,413		2,446,368
Payable for Fund shares repurchased	18,044,584	222,209	8,344	—		446,709
Investment advisory fees payable	2,214,292	38,919	31,978	—		37,004
Distribution (12b-1) fees payable	259,402	3,739	1,694	—		1,784
Payable to related parties	250,700	880	804	85		695
Payable for investments purchased	—	—	—	845,552		—
Accrued expenses and other liabilities	454,601	21,099	14,691	302		14,611
TOTAL LIABILITIES	171,712,591	2,680,447	2,154,567	862,352		4,916,323
NET ASSETS	$2,472,429,784	$48,048,952	$41,741,806	$997,096		$44,239,662

NET ASSETS CONSIST OF:
Paid in capital	$2,434,788,492	$50,435,865	$45,014,645	$1,000,040		$46,032,677
Accumulated earnings (loss)	37,641,292	(2,386,913)	(3,272,839)	(2,944)		(1,793,015)
NET ASSETS	$2,472,429,784	$48,048,952	$41,741,806	$997,096		$44,239,662

NET ASSET VALUE PER SHARE:
Class A Shares:
Net Assets	$277,342,493	$4,790,488	$2,104,945	$10		$1,796,515
Shares of beneficial interest outstanding ($0 par value, unlimited shares authorized)	23,669,656	500,213	218,311	1		164,978
Net asset value (Net Assets ÷ Shares Outstanding) and offering price per share	$11.72	$9.58	$9.64	$9.97	(a)	$10.89
Maximum offering price per share (maximum sales charge of 5.50%)	$12.40	$10.13	$10.20	$10.55		$11.52

Class C Shares :
Net Assets	$222,861,254	$3,170,660	$1,411,524	$10		$1,632,729
Shares of beneficial interest outstanding ($0 par value, unlimited shares authorized)	19,293,243	338,823	147,605	1		153,158
Net asset value (Net Assets ÷ Shares Outstanding), redemption price and offering price per share	$11.55	$9.36	$9.56	$9.97	(a)	$10.66

Class I Shares:
Net Assets	$1,972,226,022	$40,087,789	$38,225,322	$997,066		$40,810,403
Shares of beneficial interest outstanding ($0 par value, unlimited shares authorized)	167,807,824	4,166,995	3,966,149	100,001		3,724,732
Net asset value (Net Assets ÷ Shares Outstanding), redemption price and offering price per share	$11.75	$9.62	$9.64	$9.97		$10.96

Class Y Shares:
Net Assets	$15	$15	$15	$10		$15
Shares of beneficial interest outstanding ($0 par value, unlimited shares authorized)	1	2	2	1		1
Net asset value (Net Assets ÷ Shares Outstanding), redemption price and offering price per share (a)	$11.75	$9.62	$9.64	$9.97		$10.96

(a)	Net assets divided by shares outstanding does not equal net asset value due to rounding.

See accompanying notes to financial statements.

SWAN FUNDS

STATEMENTS OF OPERATIONS (Unaudited)

For the Period Ended December 31, 2018

		Swan Defined Risk	Swan Defined Risk	Swan Defined Risk	Swan Defined Risk
	Swan Defined Risk	Emerging Markets	Foreign Developed	Growth	U.S. Small Cap
	Fund	Fund	Fund	Fund (a)	Fund
INVESTMENT INCOME
Dividends - Unaffiliated investments	$25,146,539	$671,824	$402,827	$—	$430,559
Dividends - Affiliated investments	4,034,458	—	—	—	—
Interest	153,366	6,436	3,866	—	8,039
TOTAL INVESTMENT INCOME	29,334,363	678,260	406,693	—	438,598
EXPENSES
Investment advisory fees	14,335,390	256,257	231,500	—	253,599
Distribution (12b-1) fees:
Class A	402,048	6,411	3,194	—	2,285
Class C	1,247,980	15,538	7,869	—	8,948
Third party administrative servicing fees	856,438	20,110	18,636	7	17,603
Administrative services fees	577,197	12,140	11,150	10	12,034
Accounting services fees	193,243	2,190	1,876	1	2,055
Transfer agent fees	131,219	13,638	13,638	74	13,638
Custodian fees	120,903	3,781	3,781	21	3,781
Printing and postage expenses	90,657	5,042	5,028	27	5,028
Interest expense	69,234	46,099	46,383	—	40,806
Insurance expense	37,490	650	601	1	571
Compliance officer fees	32,170	7,727	7,727	41	7,727
Registration fees	30,260	21,370	21,370	14	21,370
Audit fees	9,006	9,004	9,004	99	9,004
Trustees’ fees and expenses	8,072	8,072	8,072	44	8,072
Legal fees	7,576	7,562	7,563	41	7,562
Other expenses	12,739	2,521	2,514	7	2,514
TOTAL EXPENSES	18,161,622	438,112	399,906	387	416,597
Less: Fees waived/reimbursed by the Advisor	—	(11,423)	(18,570)	(349)	(9,668)
TOTAL NET EXPENSES	18,161,622	426,689	381,336	38	406,929

NET INVESTMENT INCOME (LOSS)	11,172,741	251,571	25,357	(38)	31,669

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS AND OPTIONS WRITTEN
Net realized gain (loss) on:
Investments - Unaffiliated	81,528,431	(198,587)	(387,509)	—	—
Investments - Affiliated	(1,098,187)	—	—	—	—
Options purchased	(36,212,944)	2,424,118	1,253,011	—	2,037,204
Options written	21,857,408	219,831	9,757	—	(1,083,164)
Net realized gain on investments and options written	66,074,708	2,445,362	875,259	—	954,040
Net change in unrealized appreciation (depreciation) on:
Investments - Unaffiliated	(212,228,845)	(4,405,111)	(4,851,134)	(953)	(8,585,193)
Investments - Affiliated	(76,394,603)	—	—	—	—
Options purchased	83,703,447	433,524	1,810,846	(1,710)	1,897,352
Options written	(61,199,927)	(1,058,526)	(987,551)	(243)	(726,109)
Net change in unrealized depreciation on investments and options written	(266,119,928)	(5,030,113)	(4,027,839)	(2,906)	(7,413,950)

NET REALIZED AND UNREALIZED LOSS ON INVESTMENTS AND OPTIONS WRITTEN	(200,045,220)	(2,584,751)	(3,152,580)	(2,906)	(6,459,910)

NET DECREASE IN NET ASSETS RESULTING FROM OPERATIONS	$(188,872,479)	$(2,333,180)	$(3,127,223)	$(2,944)	$(6,428,241)

(a)	Swan Defined Risk Growth Fund commenced operations December 27, 2018.

See accompanying notes to financial statements.

SWAN DEFINED RISK FUND

STATEMENTS OF CHANGES IN NET ASSETS

	For the
	Six Months Ended	For the
	December 31, 2018 (a)	Year Ended
	(Unaudited)	June 30, 2018
FROM OPERATIONS
Net investment income	$11,172,741	$22,908,148
Net realized gain (loss) on investments and options written	66,074,708	(190,677,950)
Net change in unrealized appreciation (depreciation) on investments and options written	(266,119,928)	288,343,322
Net increase (decrease) in net assets resulting from operations	(188,872,479)	120,573,520

DISTRIBUTIONS TO SHAREHOLDERS
From net investment income:
Class A	—	(2,078,222)
Class I	—	(19,134,180)
Total distributions paid *
Class A	(1,998,372)	—
Class I	(20,033,312)	—
Net decrease in net assets resulting from distributions to shareholders	(22,031,684)	(21,212,402)

FROM SHARES OF BENEFICIAL INTEREST
Proceeds from shares sold:
Class A	30,102,142	130,629,913
Class C	23,798,282	75,335,179
Class I	321,124,973	1,132,620,508
Class Y	15	—
Net asset value of shares issued in reinvestment of distributions:
Class A	1,645,064	1,653,605
Class I	15,569,796	14,850,885
Payments for shares redeemed:
Class A	(63,965,034)	(165,282,156)
Class C	(30,597,276)	(51,701,961)
Class I	(564,607,530)	(987,186,978)
Net increase (decrease) in net assets from shares of beneficial interest	(266,929,568)	150,918,995

TOTAL INCREASE (DECREASE) IN NET ASSETS	(477,833,731)	250,280,113

NET ASSETS
Beginning of Period	2,950,263,515	2,699,983,402
End of Period **	$2,472,429,784	$2,950,263,515

SHARE ACTIVITY
Class A:
Shares Sold	2,362,669	10,322,973
Shares Reinvested	142,307	127,593
Shares Redeemed	(5,060,713)	(13,037,293)
Net decrease in shares of beneficial interest outstanding	(2,555,737)	(2,586,727)

Class C:
Shares Sold	1,891,629	6,044,255
Shares Redeemed	(2,476,796)	(4,176,381)
Net increase (decrease) in shares of beneficial interest outstanding	(585,167)	1,867,874

Class I:
Shares Sold	25,184,374	88,968,935
Shares Reinvested	1,342,190	1,142,376
Shares Redeemed	(44,748,718)	(77,789,145)
Net increase (decrease) in shares of beneficial interest outstanding	(18,222,154)	12,322,166

Class Y:
Shares Sold	1	—
Net increase in shares of beneficial interest outstanding	1	—

(a)	Class Y Shares commenced operations December 27, 2018.

*	Distributions from net investment income and net realized capital gains are combined for the period ended December 31, 2018. See “New Accounting Pronouncements” in the Notes to Financial Statements for more information. The dividends and distributions to shareholders for the year ended June 30, 2018 have not been reclassified to conform to the current period presentation.

**	Net Assets- End of Period includes undistributed net investment income of $8,728,676 as of June 30, 2018.

See accompanying notes to financial statements.

SWAN DEFINED RISK EMERGING MARKETS FUND

STATEMENTS OF CHANGES IN NET ASSETS

	For the
	Six Months Ended	For the
	December 31, 2018 (a)	Year Ended
	(Unaudited)	June 30, 2018
FROM OPERATIONS
Net investment income	$251,571	$257,924
Net realized gain (loss) on investments and options written	2,445,362	(3,096,420)
Net change in unrealized appreciation (depreciation) on investments and options written	(5,030,113)	2,937,994
Net increase (decrease) in net assets resulting from operations	(2,333,180)	99,498

DISTRIBUTIONS TO SHAREHOLDERS
From net realized gains:
Class A	—	(153,307)
Class C	—	(49,894)
Class I	—	(716,568)
Total paid distributions *
Class A	(13,084)	—
Class I	(245,078)	—
Net decrease in net assets resulting from distributions to shareholders	(258,162)	(919,769)

FROM SHARES OF BENEFICIAL INTEREST
Proceeds from shares sold:
Class A	1,064,792	5,349,134
Class C	557,057	2,068,006
Class I	5,833,342	21,322,399
Class Y	15	—
Net asset value of shares issued in reinvestment of distributions:
Class A	11,558	136,799
Class C	—	43,128
Class I	228,090	689,557
Payments for shares redeemed:
Class A	(1,043,748)	(4,575,375)
Class C	(284,310)	(373,417)
Class I	(6,962,933)	(7,845,442)
Net increase (decrease) in net assets from shares of beneficial interest	(596,137)	16,814,789

TOTAL INCREASE (DECREASE) IN NET ASSETS	(3,187,479)	15,994,518

NET ASSETS
Beginning of Period	51,236,431	35,241,913
End of Period **	$48,048,952	$51,236,431

SHARE ACTIVITY
Class A:
Shares Sold	106,674	502,958
Shares Reinvested	1,214	12,714
Shares Redeemed	(105,794)	(438,500)
Net increase in shares of beneficial interest outstanding	2,094	77,172

Class C:
Shares Sold	58,365	197,854
Shares Reinvested	—	4,084
Shares Redeemed	(29,448)	(36,013)
Net increase in shares of beneficial interest outstanding	28,917	165,925

Class I:
Shares Sold	584,355	1,987,273
Shares Reinvested	23,859	63,730
Shares Redeemed	(706,107)	(742,070)
Net increase (decrease) in shares of beneficial interest outstanding	(97,893)	1,308,933

Class I:
Shares Sold	2	—
Net increase in shares of beneficial interest outstanding	2	—

(a)	Class Y Shares commenced operations December 27, 2018.

*	Distributions from net investment income and net realized capital gains are combined for the period ended December 31, 2018. See “New Accounting Pronouncements” in the Notes to Financial Statements for more information. The dividends and distributions to shareholders for the year ended June 30, 2018 have not been reclassified to conform to the current period presentation.

**	Net Assets- End of Period includes undistributed net investment income of $257,488 as of June 30, 2018.

See accompanying notes to financial statements.

SWAN DEFINED RISK FOREIGN DEVELOPED FUND

STATEMENTS OF CHANGES IN NET ASSETS

	For the
	Six Months Ended	For the
	December 31, 2018 (a)	Year Ended
	(Unaudited)	June 30, 2018
FROM OPERATIONS
Net investment income	$25,357	$582,353
Net realized gain (loss) on investments and options written	875,259	(2,415,207)
Net change in unrealized appreciation (depreciation) on investments and options written	(4,027,839)	1,662,206
Net decrease in net assets resulting from operations	(3,127,223)	(170,648)

DISTRIBUTIONS TO SHAREHOLDERS
From net investment income:
Class A	—	(27,636)
Class C	—	(5,353)
Class I	—	(357,036)
From net realized gains:
Class A	—	(81,052)
Class C	—	(25,395)
Class I	—	(808,733)
Total paid distributions *
Class A	(16,829)	—
Class C	(2,257)	—
Class I	(461,977)	—
Net decrease in net assets resulting from distributions to shareholders	(481,063)	(1,305,205)

FROM SHARES OF BENEFICIAL INTEREST
Proceeds from shares sold:
Class A	723,847	1,889,073
Class C	41,524	1,390,307
Class I	6,051,685	20,842,277
Class Y	15	—
Net asset value of shares issued in reinvestment of distributions:
Class A	14,094	103,339
Class C	2,130	28,443
Class I	444,110	1,143,308
Payments for shares redeemed:
Class A	(1,287,031)	(2,324,928)
Class C	(133,767)	(294,799)
Class I	(7,336,009)	(6,198,556)
Net increase (decrease) in net assets from shares of beneficial interest	(1,479,402)	16,578,464

TOTAL INCREASE (DECREASE) IN NET ASSETS	(5,087,688)	15,102,611

NET ASSETS
Beginning of Period	46,829,494	31,726,883
End of Period **	$41,741,806	$46,829,494

SHARE ACTIVITY
Class A:
Shares Sold	69,964	173,332
Shares Reinvested	1,480	9,411
Shares Redeemed	(125,432)	(218,807)
Net decrease in shares of beneficial interest outstanding	(53,988)	(36,064)

Class C:
Shares Sold	4,017	128,139
Shares Reinvested	225	2,610
Shares Redeemed	(13,489)	(27,953)
Net increase (decrease) in shares of beneficial interest outstanding	(9,247)	102,796

Class I:
Shares Sold	586,089	1,905,132
Shares Reinvested	46,650	104,032
Shares Redeemed	(722,463)	(578,258)
Net increase (decrease) in shares of beneficial interest outstanding	(89,724)	1,430,906

Class Y:
Shares Sold	2	—
Net increase in shares of beneficial interest outstanding	2	—

(a)	Class Y Shares commenced operations December 27, 2018.

*	Distributions from net investment income and net realized capital gains are combined for the period ended December 31, 2018. See “New Accounting Pronouncements” in the Notes to Financial Statements for more information. The dividends and distributions to shareholders for the year ended June 30, 2018 have not been reclassified to conform to the current period presentation.

**	Net Assets- End of Period includes undistributed net investment income of $452,753 as of June 30, 2018.

See accompanying notes to financial statements.

SWAN DEFINED RISK GROWTH FUND

STATEMENT OF CHANGES IN NET ASSETS

For the
Period Ended
December 31, 2018 (a)
(Unaudited)
FROM OPERATIONS
Net investment loss	$(38)
Net change in unrealized depreciation on investments and options written	(2,906)
Net decrease in net assets resulting from operations	(2,944)

FROM SHARES OF BENEFICIAL INTEREST
Proceeds from shares sold:
Class A	10
Class C	10
Class I	1,000,010
Class Y	10
Net increase in net assets from shares of beneficial interest	1,000,040

TOTAL INCREASE IN NET ASSETS	997,096

NET ASSETS
Beginning of Period	—
End of Period	$997,096

SHARE ACTIVITY
Class A:
Shares Sold	1
Net increase in shares of beneficial interest outstanding	1

Class C:
Shares Sold	1
Net increase in shares of beneficial interest outstanding	1

Class I:
Shares Sold	100,001
Net increase in shares of beneficial interest outstanding	100,001

Class Y:
Shares Sold	1
Net increase in shares of beneficial interest outstanding	1

(a)	Swan Defined Risk Growth Fund commenced operations December 27, 2018.

See accompanying notes to financial statements.

SWAN DEFINED RISK U.S. SMALL CAP FUND

STATEMENTS OF CHANGES IN NET ASSETS

	For the
	Six Months Ended	For the
	December 31, 2018 (a)	Year Ended
	(Unaudited)	June 30, 2018
FROM OPERATIONS
Net investment income (loss)	$31,669	$(187,558)
Net realized gain (loss) on investments and options written	954,040	(2,564,761)
Net change in unrealized appreciation (depreciation) on investments and options written	(7,413,950)	5,422,601
Net increase (decrease) in net assets resulting from operations	(6,428,241)	2,670,282

FROM SHARES OF BENEFICIAL INTEREST
Proceeds from shares sold:
Class A	882,153	1,221,534
Class C	146,257	1,072,824
Class I	9,261,804	20,852,889
Class Y	15
Payments for shares redeemed:
Class A	(293,358)	(488,798)
Class C	(71,047)	(701,640)
Class I	(7,529,110)	(4,967,554)
Net increase in net assets from shares of beneficial interest	2,396,714	16,989,255

TOTAL INCREASE (DECREASE) IN NET ASSETS	(4,031,527)	19,659,537

NET ASSETS
Beginning of Period	48,271,189	28,611,652
End of Period *	$44,239,662	$48,271,189

SHARE ACTIVITY
Class A:
Shares Sold	72,254	101,646
Shares Redeemed	(24,170)	(40,722)
Net increase in shares of beneficial interest outstanding	48,084	60,924

Class C:
Shares Sold	12,247	90,655
Shares Redeemed	(5,744)	(58,922)
Net increase (decrease) in shares of beneficial interest outstanding	6,503	31,733

Class I:
Shares Sold	741,600	1,727,755
Shares Redeemed	(635,468)	(411,173)
Net increase in shares of beneficial interest outstanding	106,132	1,316,582

Class Y:
Shares Sold	1	—
Net increase in shares of beneficial interest outstanding	1	—

(a)	Class Y Shares commenced operations December 27, 2018.

*	Net Assets- End of Period includes undistributed net investment loss of $243,880 as of June 30, 2018.

See accompanying notes to financial statements.

SWAN DEFINED RISK FUND

FINANCIAL HIGHLIGHTS

Per Share Data and Ratios for a Share of Beneficial Interest Outstanding Throughout Each Period

	Class A
	For the
	Six Months Ended		For the	For the	For the	For the	For the
	December 31, 2018		Year Ended	Year Ended	Year Ended	Year Ended	Year Ended
	(Unaudited)		June 30, 2018	June 30, 2017	June 30, 2016	June 30, 2015	June 30, 2014

Net asset value, beginning of period	$12.68		$12.22	$11.69	$11.84	$11.73	$10.34
Activity from investment operations:
Net investment income (1)	0.04		0.08	0.13	0.08	0.06	0.05
Net realized and unrealized gain (loss) on investments and options written	(0.92)		0.45	0.55	(0.17)	0.09	1.38
Total from investment operations	(0.88)		0.53	0.68	(0.09)	0.15	1.43
Less distributions from:
Net investment income	(0.08)		(0.07)	(0.15)	(0.06)	(0.04)	(0.04)
Total distributions	(0.08)		(0.07)	(0.15)	(0.06)	(0.04)	(0.04)
Net asset value, end of period	$11.72		$12.68	$12.22	$11.69	$11.84	$11.73
Total return (2)	(6.91	)% (3)	4.33%	5.82%	(0.70)%	1.31%	13.84%
Net assets, at end of period (000s)	$277,342		$332,552	$351,964	$227,453	$139,333	$90,505
Ratio of expenses to average net assets (4)	1.40	% (5)	1.39%	1.41%	1.42%	1.44%	1.48%
Ratio of net investment income to average net assets (4,6)	0.66	% (5)	0.62%	1.09%	0.69%	0.51%	0.45%
Portfolio Turnover Rate	12	% (3)	9%	6%	18%	0%	0%

(1)	Per share amounts calculated using the average shares method.

(2)	Total return assumes reinvestment of all dividends and distributions, if any.

(3)	Not annualized.

(4)	Does not include the expenses of other investment companies in which the Fund invests.

(5)	Annualized.

(6)	Recognition of investment income by the Fund is affected by the timing and declaration of dividends by the underlying investment companies in which the Fund invests.

See accompanying notes to financial statements.

SWAN DEFINED RISK FUND

FINANCIAL HIGHLIGHTS

Per Share Data and Ratios for a Share of Beneficial Interest Outstanding Throughout Each Period

	Class C
	For the
	Six Months Ended		For the	For the	For the		For the	For the
	December 31, 2018		Year Ended	Year Ended	Year Ended		Year Ended	Year Ended
	(Unaudited)		June 30, 2018	June 30, 2017	June 30, 2016		June 30, 2015	June 30, 2014

Net asset value, beginning of period	$12.46		$12.03	$11.53	$11.69		$11.63	$10.29
Activity from investment operations:
Net investment income (loss) (1)	(0.01)		(0.02)	0.06	(0.00	) (3)	(0.02)	(0.02)
Net realized and unrealized gain (loss) on investments and options written	(0.90)		0.45	0.52	(0.16)		0.08	1.36
Total from investment operations	(0.91)		0.43	0.58	(0.16)		0.06	1.34
Less distributions from:
Net investment income	—		—	(0.08)	—		—	(0.00	) (2)
Total distributions	—		—	(0.08)	—		—	(0.00	) (2)
Net asset value, end of period	$11.55		$12.46	$12.03	$11.53		$11.69	$11.63
Total return (3)	(7.30	)% (4)	3.57%	5.01%	(1.37)%		0.52%	13.07%
Net assets, at end of period (000s)	$222,861		$247,668	$216,627	$143,657		$89,802	$45,865
Ratio of expenses to average net assets (5)	2.15	% (6)	2.14%	2.15%	2.17%		2.19%	2.23%
Ratio of net investment income (loss) to average net assets (5,7)	(0.08	)% (6)	(0.09)%	0.47%	(0.03)%		(0.21%)	(0.21%)
Portfolio Turnover Rate	12	% (4)	9%	6%	18%		0%	0%

(1)	Per share amounts calculated using the average shares method.

(2)	Amount is less than $0.01.

(3)	Total return assumes reinvestment of all dividends and distributions, if any.

(4)	Not annualized.

(5)	Does not include the expenses of other investment companies in which the Fund invests.

(6)	Annualized.

(7)	Recognition of investment income (loss) by the Fund is affected by the timing and declaration of dividends by the underlying investment companies in which the Fund invests.

See accompanying notes to financial statements.

SWAN DEFINED RISK FUND

FINANCIAL HIGHLIGHTS

Per Share Data and Ratios for a Share of Beneficial Interest Outstanding Throughout Each Period

	Class I
	For the
	Six Months Ended		For the	For the	For the	For the	For the
	December 31, 2018		Year Ended	Year Ended	Year Ended	Year Ended	Year Ended
	(Unaudited)		June 30, 2018	June 30, 2017	June 30, 2016	June 30, 2015	June 30, 2014

Net asset value, beginning of period	$12.74		$12.27	$11.73	$11.88	$11.76	$10.35
Activity from investment operations:
Net investment income (1)	0.05		0.11	0.18	0.11	0.10	0.08
Net realized and unrealized gain (loss) on investments and options written	(0.92)		0.46	0.53	(0.17)	0.09	1.39
Total from investment operations	(0.87)		0.57	0.71	(0.06)	0.19	1.47
Less distributions from:
Net investment income	(0.12)		(0.10)	(0.17)	(0.09)	(0.07)	(0.06)
Total distributions	(0.12)		(0.10)	(0.17)	(0.09)	(0.07)	(0.06)
Net asset value, end of period	$11.75		$12.74	$12.27	$11.73	$11.88	$11.76
Total return (2)	(6.84	)% (3)	4.63%	6.08%	(0.48)%	1.57%	14.19%
Net assets, at end of period (000s)	$1,972,226		$2,370,044	$2,131,392	$1,409,040	$1,072,320	$481,953
Ratio of expenses to average net assets (4)	1.15	% (5)	1.14%	1.16%	1.17%	1.19%	1.23%
Ratio of net investment income to average net assets (4,5)	0.89	% (5)	0.86%	1.48%	0.92%	0.81%	0.75%
Portfolio Turnover Rate	12	% (3)	9%	6%	18%	0%	0%

(1)	Per share amounts calculated using the average shares method.

(2)	Total return assumes reinvestment of all dividends and distributions, if any.

(3)	Not annualized.

(4)	Does not include the expenses of other investment companies in which the Fund invests.

(5)	Annualized.

(6)	Recognition of investment income by the Fund is affected by the timing and declaration of dividends by the underlying investment companies in which the Fund invests.

See accompanying notes to financial statements.

SWAN DEFINED RISK FUND

FINANCIAL HIGHLIGHTS

Per Share Data and Ratios for a Share of Beneficial Interest Outstanding Throughout the Period

Class Y
For the
Period Ended
December 31, 2018 (1)
(Unaudited)

Net asset value, beginning of period	$11.75
Activity from investment operations:
Net investment income (2,3)	0.00
Net realized and unrealized loss on investments and options written (3)	(0.00)
Total from investment operations (3)	0.00
Net asset value, end of period	$11.75
Total return (4,5)	0.00%
Net assets, at end of period	$15
Ratio of expenses to average net assets (6,7)	1.15%
Ratio of net investment income to average net assets (7,8)	0.89%
Portfolio Turnover Rate (5)	12%

(1)	The Swan Defined Risk Fund’s Class Y shares commenced operations on December 27, 2018.

(2)	Per share amounts calculated using the average shares method.

(3)	Amount is less than $0.01.

(4)	Total return assumes reinvestment of all dividends and distributions, if any.

(5)	Not annualized.

(6)	Does not include the expenses of other investment companies in which the Fund invests.

(7)	Annualized.

(8)	Recognition of investment income by the Fund is affected by the timing and declaration of dividends by the underlying investment companies in which the Fund invests.

See accompanying notes to financial statements.

SWAN DEFINED RISK EMERGING MARKETS FUND

FINANCIAL HIGHLIGHTS

Per Share Data and Ratios for a Share of Beneficial Interest Outstanding Throughout Each Period

	Class A
	For the
	Six Months Ended		For the	For the	For the	For the
	December 31, 2018		Year Ended	Year Ended	Year Ended	Period Ended
	(Unaudited)		June 30, 2018	June 30, 2017	June 30, 2016	June 30, 2015 (1)

Net asset value, beginning of period	$10.06		$9.98	$9.15	$10.09	$10.00
Activity from investment operations:
Net investment income (loss) (2)	0.04		0.06	(0.02)	0.02	0.09
Net realized and unrealized gain (loss) on investments and options written	(0.49)		0.23	1.06	(0.89)	(0.00	) (3)
Total from investment operations	(0.45)		0.29	1.04	(0.87)	0.09
Less distributions from:
Net investment income	(0.03)		—	—	(0.07)	—
Net realized gains	—		(0.21)	(0.21)	—	—
Total distributions	(0.03)		(0.21)	(0.21)	(0.07)	—
Net asset value, end of period	$9.58		$10.06	$9.98	$9.15	$10.09
Total return (4)	(4.51	)% (5)	2.73%	11.65%	(8.57)%	0.90	% (5)
Net assets, at end of period (000s)	$4,790		$5,010	$4,201	$2,867	$2,890
Ratio of gross expenses to average net assets (6)	1.87	% (7,9)	1.67%	1.90%	2.29%	2.97	% (7)
Ratio of net expenses to average net assets (6)	1.83	% (7,9)	1.65%	1.66%	1.65%	1.65	% (7)
Ratio of net investment income (loss) to average net assets (6,8)	0.77	% (7,9)	0.53%	(0.21)%	0.21%	1.85	% (7)
Portfolio Turnover Rate	40	% (5)	7%	3%	62%	40	% (5)

(1)	The Swan Defined Risk Emerging Markets Fund’s Class A shares commenced operations on December 30, 2014.

(2)	Per share amounts calculated using the average shares method.

(3)	Amount is less than $0.01.

(4)	Total return assumes reinvestment of all dividends and distributions, if any. Had the advisor not waived a portion of its fees, total returns would have been lower.

(5)	Not annualized.

(6)	Does not include the expenses of other investment companies in which the Fund invests.

(7)	Annualized.

(8)	Recognition of investment income (loss) by the Fund is affected by the timing and declaration of dividends by the underlying investment companies in which the Fund invests.

(9)	Excluding interest expense, the following ratios would have been:

Gross expenses to average net assets	1.69% (7)	1.67%	1.90%	2.29%	2.97% (7)
Net expenses to average net assets	1.65% (7)	1.65%	1.66%	1.65%	1.65% (7)
Net investment income to average net assets	0.95% (7)	0.53%	(0.21)%	0.21%	1.85% (7)

See accompanying notes to financial statements.

SWAN DEFINED RISK EMERGING MARKETS FUND

FINANCIAL HIGHLIGHTS

Per Share Data and Ratios for a Share of Beneficial Interest Outstanding Throughout Each Period

	Class C
	For the
	Six Months Ended		For the	For the	For the	For the
	December 31, 2018		Year Ended	Year Ended	Year Ended	Period Ended
	(Unaudited)		June 30, 2018	June 30, 2017	June 30, 2016	June 30, 2015 (1)

Net asset value, beginning of period	$9.84		$9.84	$9.09	$10.06	$10.00
Activity from investment operations:
Net investment income (loss) (2)	0.02		(0.03)	(0.09)	(0.02)	0.10
Net realized and unrealized gain (loss) on investments and options written	(0.50)		0.24	1.05	(0.91)	(0.04)
Total from investment operations	(0.48)		0.21	0.96	(0.93)	0.06
Less distributions from:
Net investment income	—		—	—	(0.04)	—
Net realized gains	—		(0.21)	(0.21)	—	—
Total distributions	—		(0.21)	(0.21)	(0.04)	—
Net asset value, end of period	$9.36		$9.84	$9.84	$9.09	$10.06
Total return (3)	(4.88	)% (4)	1.95%	10.84%	(9.28)%	0.60	% (4)
Net assets, at end of period (000s)	$3,171		$3,049	$1,417	$739	$523
Ratio of gross expenses to average net assets (5)	2.62	% (6,8)	2.42%	2.65%	3.05%	3.72	% (6)
Ratio of net expenses to average net assets (5)	2.58	% (6,8)	2.40%	2.41%	2.40%	2.40	% (6)
Ratio of net investment income (loss) to average net assets (5,7)	0.32	% (6,8)	(0.31)%	(1.03)%	(0.26)%	2.05	% (6)
Portfolio Turnover Rate	40	% (4)	7%	3%	62%	40	% (4)

(1)	The Swan Defined Risk Emerging Markets Fund’s Class C shares commenced operations on December 30, 2014.

(2)	Per share amounts calculated using the average shares method.

(3)	Total return assumes reinvestment of all dividends and distributions, if any. Had the advisor not waived a portion of its fees, total returns would have been lower.

(4)	Not annualized.

(5)	Does not include the expenses of other investment companies in which the Fund invests.

(6)	Annualized.

(7)	Recognition of investment income (loss) by the Fund is affected by the timing and declaration of dividends by the underlying investment companies in which the Fund invests.

(8)	Excluding interest expense, the following ratios would have been:

Gross expenses to average net assets	2.44% (6)	2.42%	2.65%	3.05%	3.72% (6)
Net expenses to average net assets	2.40% (6)	2.40%	2.41%	2.40%	2.40% (6)
Net investment income (loss) to average net assets	0.50% (6)	(0.31)%	(1.03)%	(0.26)%	2.05% (6)

See accompanying notes to financial statements.

SWAN DEFINED RISK EMERGING MARKETS FUND

FINANCIAL HIGHLIGHTS

Per Share Data and Ratios for a Share of Beneficial Interest Outstanding Throughout Each Period

	Class I
	For the
	Six Months Ended		For the	For the	For the	For the
	December 31, 2018		Year Ended	Year Ended	Year Ended	Period Ended
	(Unaudited)		June 30, 2018	June 30, 2017	June 30, 2016	June 30, 2015 (1)

Net asset value, beginning of period	$10.12		$10.02	$9.16	$10.10	$10.00
Activity from investment operations:
Net investment income (2)	0.05		0.06	0.00 (3)	0.06	0.06
Net realized and unrealized gain (loss) on investments and options written	(0.49)		0.25	1.07	(0.91)	0.04	(4)
Total from investment operations	(0.44)		0.31	1.07	(0.85)	0.10
Less distributions from:
Net investment income	(0.06)		—	—	(0.09)	—
Net realized gains	—		(0.21)	(0.21)	—	—
Total distributions	(0.06)		(0.21)	(0.21)	(0.09)	—
Net asset value, end of period	$9.62		$10.12	$10.02	$9.16	$10.10
Total return (5)	(4.36	)% (6)	2.92%	11.97%	(8.40)%	1.00	% (6)
Net assets, at end of period (000s)	$40,088		$43,178	$29,624	$15,878	$14,084
Ratio of gross expenses to average net assets (7)	1.62	% (8,10)	1.42%	1.65%	2.04%	2.72	% (8)
Ratio of net expenses to average net assets (7)	1.58	% (8,10)	1.40%	1.41%	1.40%	1.40	% (8)
Ratio of net investment income to average net assets (7,9)	1.05	% (8,10)	0.59%	0.03%	0.64%	1.10	% (8)
Portfolio Turnover Rate	40	% (6)	7%	3%	62%	40	% (6)

(1)	The Swan Defined Risk Emerging Markets Fund’s Class I shares commenced operations on December 30, 2014.

(2)	Per share amounts calculated using the average shares method.

(3)	Amount is less than $0.01

(4)	Realized and unrealized gain per share does not correlate to the aggregate of the net realized and unrealized gain in the Statements of Operations for the period ended June 30, 2015, primarily due to the timing of the sales and repurchases of the Fund’s shares in relation to the fluctuating values for the Fund’s portfolio.

(5)	Total return assumes reinvestment of all dividends and distributions, if any. Had the advisor not waived a portion of its fees, total returns would have been lower.

(6)	Not annualized.

(7)	Does not include the expenses of other investment companies in which the Fund invests.

(8)	Annualized.

(9)	Recognition of investment income (loss) by the Fund is affected by the timing and declaration of dividends by the underlying investment companies in which the Fund invests.

(10)	Excluding interest expense, the following ratio would have been:

Gross expenses to average net assets	1.44%(8)	1.42%	1.65%	2.04%	2.72% (8)
Net expenses to average net assets	1.40%(8)	1.40%	1.41%	1.40%	1.40% (8)
Net investment income to average net assets	1.23%(8)	0.59%	0.03%	0.64%	1.10% (8)

See accompanying notes to financial statements.

SWAN DEFINED RISK EMERGING MARKETS FUND

FINANCIAL HIGHLIGHTS

Per Share Data and Ratios for a Share of Beneficial Interest Outstanding Throughout the Period

Class Y
For the
Period Ended
December 31, 2018 (1)
(Unaudited)

Net asset value, beginning of period	$9.58
Activity from investment operations:
Net investment income (2)	0.00 (3)
Net realized and unrealized gain on investments and options written	0.04
Total from investment operations	0.04
Net asset value, end of period	$9.62
Total return (4,5)	0.42%
Net assets, at end of period	$15
Ratio of gross expenses to average net assets (6,7,9)	1.62%
Ratio of net expenses to average net assets (6,7,9)	1.19%
Ratio of net investment income to average net assets (7,8,9)	1.05%
Portfolio Turnover Rate (5)	40%

(1)	The Swan Defined Risk Emerging Markets Fund’s Class Y shares commenced operations on December 27, 2018.

(2)	Per share amounts calculated using the average shares method.

(3)	Amount is less than $0.01

(4)	Total return assumes reinvestment of all dividends and distributions, if any.

(5)	Not annualized.

(6)	Does not include the expenses of other investment companies in which the Fund invests.

(7)	Annualized.

(8)	Recognition of investment income by the Fund is affected by the timing and declaration of dividends by the underlying investment companies in which the Fund invests.

(9)	Excluding interest expense, the following ratio would have been:

Gross expenses to average net assets	1.44%
Net expenses to average net assets	1.01%
Net investment income to average net assets	1.23%

See accompanying notes to financial statements.

SWAN DEFINED RISK FOREIGN DEVELOPED FUND

FINANCIAL HIGHLIGHTS

Per Share Data and Ratios for a Share of Beneficial Interest Outstanding Throughout Each Period

	Class A
	For the
	Six Months Ended		For the	For the	For the
	December 31, 2018		Year Ended	Year Ended	Period Ended
	(Unaudited)		June 30, 2018	June 30, 2017	June 30, 2016 (1)

Net asset value, beginning of period	$10.42		$10.60	$9.85	$10.00
Activity from investment operations:
Net investment income (loss) (2)	(0.02)		0.08	0.09	0.31
Net realized and unrealized gain (loss) on investments and options written	(0.68)		0.06	0.81	(0.46)
Total from investment operations	(0.70)		0.14	0.90	(0.15)
Less distributions from:
Net investment income	(0.08)		(0.08)	(0.08)	—
Net realized gains	—		(0.24)	(0.07)	—
Total distributions	(0.08)		(0.32)	(0.15)	—
Net asset value, end of period	$9.64		$10.42	$10.60	$9.85
Total return (3)	(6.72	)% (4)	1.13%	9.25%	(1.50	)% (4)
Net assets, at end of period (000s)	$2,105		$2,838	$3,270	$2,098
Ratio of gross expenses to average net assets (5,8)	1.92	% (6)	1.96%	2.14%	5.29	% (6)
Ratio of net expenses to average net assets (5,8)	1.84	% (6)	1.86%	1.76%	1.78	% (6)
Ratio of net investment income (loss) to average net assets (5,7,8)	(0.29	)% (6)	0.73%	0.94%	6.09	% (6)
Portfolio Turnover Rate	7	% (4)	4%	0%	0	% (4)

(1)	The Swan Defined Risk Foreign Developed Fund commenced operations on December 29, 2015.

(2)	Per share amounts calculated using the average shares method.

(3)	Total return assumes reinvestment of all dividends and distributions, if any. Had the advisor not waived a portion of its fees, total returns would have been lower.

(4)	Not annualized.

(5)	Does not include the expenses of other investment companies in which the Fund invests.

(6)	Annualized.

(7)	Recognition of investment income by the Fund is affected by the timing and declaration of dividends by the underlying investment companies in which the Fund invests.

(8)	Excluding interest expense, the following ratios would have been:

Gross expenses to average net assets	1.72% (6)	1.75%	2.01%	5.16% (6)
Net expenses to average net assets	1.64% (6)	1.65%	1.63%	1.65% (6)
Net investment income (loss) to average net assets	(0.09)% (6)	0.94%	1.06%	6.22% (6)

See accompanying notes to financial statements.

SWAN DEFINED RISK FOREIGN DEVELOPED FUND

FINANCIAL HIGHLIGHTS

Per Share Data and Ratios for a Share of Beneficial Interest Outstanding Throughout Each Period

	Class C
	For the
	Six Months Ended		For the	For the	For the
	December 31, 2018		Year Ended	Year Ended	Period Ended
	(Unaudited)		June 30, 2018	June 30, 2017	June 30, 2016 (1)

Net asset value, beginning of period	$10.31		$10.54	$9.82	$10.00
Activity from investment operations:
Net investment income (loss) (2)	(0.04)		0.09	0.10	0.23
Net realized and unrealized gain (loss) on investments and options written	(0.70)		(0.03)	0.72	(0.41)
Total from investment operations	(0.74)		0.06	0.82	(0.18)
Less distributions from:
Net investment income	(0.01)		(0.05)	(0.03)	—
Net realized gains	—		(0.24)	(0.07)	—
Total distributions	(0.01)		(0.29)	(0.10)	—
Net asset value, end of period	$9.56		$10.31	$10.54	$9.82
Total return (3)	(7.13	)% (4)	0.38%	8.46%	(1.80	)% (4)
Net assets, at end of period (000s)	$1,412		$1,617	$570	$172
Ratio of gross expenses to average net assets (5,8)	2.68	% (6)	2.71%	2.89%	6.04	% (6)
Ratio of net expenses to average net assets (5,8)	2.60	% (6)	2.61%	2.51%	2.53	% (6)
Ratio of net investment income (loss) to average net assets (5,7,8)	(0.80	)% (6)	0.87%	0.94%	4.62	% (6)
Portfolio Turnover Rate	7	% (4)	4%	0%	0	% (4)

(1)	The Swan Defined Risk Foreign Developed Fund commenced operations on December 29, 2015.

(2)	Per share amounts calculated using the average shares method.

(3)	Total return assumes reinvestment of all dividends and distributions, if any. Had the advisor not waived a portion of its fees, total returns would have been lower.

(4)	Not annualized.

(5)	Does not include the expenses of other investment companies in which the Fund invests.

(6)	Annualized.

(7)	Recognition of investment income by the Fund is affected by the timing and declaration of dividends by the underlying investment companies in which the Fund invests.

(8)	Excluding interest expense, the following ratios would have been:

Gross expenses to average net assets	2.48% (6)	2.50%	2.76%	5.91% (6)
Net expenses to average net assets	2.40% (6)	2.40%	2.38%	2.40% (6)
Net investment income (loss) to average net assets	(0.60)% (6)	1.08%	1.07%	4.75% (6)

See accompanying notes to financial statements.

SWAN DEFINED RISK FOREIGN DEVELOPED FUND

FINANCIAL HIGHLIGHTS

Per Share Data and Ratios for a Share of Beneficial Interest Outstanding Throughout Each Period

	Class I
	For the
	Six Months Ended		For the	For the	For the
	December 31, 2018		Year Ended	Year Ended	Period Ended
	(Unaudited)		June 30, 2018	June 30, 2017	June 30, 2016 (1)

Net asset value, beginning of period	$10.45		$10.62	$9.86	$10.00
Activity from investment operations:
Net investment income (2)	0.01		0.16	0.21	0.22
Net realized and unrealized gain (loss) on investments and options written	(0.70)		0.01	0.72	(0.36)
Total from investment operations	(0.69)		0.17	0.93	(0.14)
Less distributions from:
Net investment income	(0.12)		(0.10)	(0.10)	—
Net realized gains	—		(0.24)	(0.07)	—
Total distributions	(0.12)		(0.34)	(0.17)	—
Net asset value, end of period	$9.64		$10.45	$10.62	$9.86
Total return (3)	(6.62	)% (4)	1.44%	9.52%	(1.40	)% (4)
Net assets, at end of period (000s)	$38,225		$42,374	$27,887	$4,538
Ratio of gross expenses to average net assets (5,8)	1.68	% (6)	1.71%	1.89%	5.04	% (6)
Ratio of net expenses to average net assets (5,8)	1.60	% (6)	1.61%	1.51%	1.53	% (6)
Ratio of net investment income to average net assets (5,7,8)	0.17	% (6)	1.44%	2.02%	4.51	% (6)
Portfolio Turnover Rate	7	% (4)	4%	0%	0	% (4)

(1)	The Swan Defined Risk Foreign Developed Fund commenced operations on December 29, 2015.

(2)	Per share amounts calculated using the average shares method.

(3)	Total return assumes reinvestment of all dividends and distributions, if any. Had the advisor not waived a portion of its fees, total returns would have been lower.

(4)	Not annualized.

(5)	Does not include the expenses of other investment companies in which the Fund invests.

(6)	Annualized.

(7)	Recognition of investment income by the Fund is affected by the timing and declaration of dividends by the underlying investment

(8)	Excluding interest expense, the following ratios would have been:

Gross expenses to average net assets	1.48% (6)	1.50%	1.76%	4.91% (6)
Net expenses to average net assets	1.40% (6)	1.40%	1.38%	1.40% (6)
Net investment income to average net assets	0.37% (6)	1.65%	2.15%	4.64% (6)

See accompanying notes to financial statements.

SWAN DEFINED RISK FOREIGN DEVELOPED FUND

FINANCIAL HIGHLIGHTS

Per Share Data and Ratios for a Share of Beneficial Interest Outstanding Throughout the Period

Class Y
For the
Period Ended
December 31, 2018
(Unaudited) (1)

Net asset value, beginning of period	$9.64
Activity from investment operations:
Net investment income (2,3)	0.00
Net realized and unrealized loss on investments and options written (3)	(0.00)
Total from investment operations (3)	(0.00)
Net asset value, end of period	$9.64
Total return (4,5)	0.00%
Net assets, at end of period	$15
Ratio of gross expenses to average net assets (6,7,9)	1.68%
Ratio of net expenses to average net assets (6,7,9)	1.22%
Ratio of net investment income to average net assets (7,8,9)	0.17%
Portfolio Turnover Rate (5)	7%

(1)	The Swan Defined Risk Foreign Developed Fund’s Class Y shares commenced operations on December 27, 2018.

(2)	Per share amounts calculated using the average shares method.

(3)	Amount is less than $0.01

(4)	Total return assumes reinvestment of all dividends and distributions, if any.

(5)	Not annualized.

(6)	Does not include the expenses of other investment companies in which the Fund invests.

(7)	Annualized.

(8)	Recognition of investment income (loss) by the Fund is affected by the timing and declaration of dividends by the underlying investment companies in which the Fund invests.

(9)	Excluding interest expense, the following ratios would have been:

Gross expenses to average net assets	1.48% (6)
Net expenses to average net assets	1.02% (6)
Net investment income to average net assets	0.37% (6)

See accompanying notes to financial statements.

SWAN DEFINED RISK GROWTH FUND

FINANCIAL HIGHLIGHTS

Per Share Data and Ratios for a Share of Beneficial Interest Outstanding Throughout the Period

Class A
For the
Period Ended
December 31, 2018
(Unaudited) (1)

Net asset value, beginning of period	$10.00
Activity from investment operations:
Net investment loss (2,3)	(0.00)
Net realized and unrealized loss on investments and options written	(0.03)
Total from investment operations	(0.03)
Net asset value, end of period	$9.97
Total return (4,5)	(0.30)%
Net assets, at end of period	$10
Ratio of gross expenses to average net assets (6,7)	14.42%
Ratio of net expenses to average net assets (6,7)	1.65%
Ratio of net investment loss to average net assets (6,8)	(1.65)%
Portfolio Turnover Rate (5)	0%

(1)	The Swan Defined Risk Growth Fund Class A commenced operations on December 27, 2018.

(2)	Per share amounts calculated using the average shares method.

(3)	Amount is less than $0.01

(4)	Total return assumes reinvestment of all dividends and distributions, if any. Had the advisor not waived a portion of its fees, total returns would have been lower.

(5)	Not annualized.

(6)	Does not include the expenses of other investment companies in which the Fund invests.

(7)	Annualized.

(8)	Recognition of investment loss by the Fund is affected by the timing and declaration of dividends by the underlying investment companies in which the Fund invests.

See accompanying notes to financial statements.

SWAN DEFINED RISK GROWTH FUND

FINANCIAL HIGHLIGHTS

Per Share Data and Ratios for a Share of Beneficial Interest Outstanding Throughout the Period

	Class C
	For the
	Period Ended
	December 31, 2018
	(Unaudited) (1)

Net asset value, beginning of period	$10.00
Activity from investment operations:
Net investment loss (2,3)	(0.00)
Net realized and unrealized loss on investments and options written	(0.03)
Total from investment operations	(0.03)
Net asset value, end of period	$9.97
Total return (4,5)	(0.30	)% (4)
Net assets, at end of period	$10
Ratio of gross expenses to average net assets (6,7)	15.17	% (6)
Ratio of net expenses to average net assets (6,7)	2.40	% (6)
Ratio of net investment loss to average net assets (6,8)	(2.40	)% (6)
Portfolio Turnover Rate (5)	0	% (4)

(1)	The Swan Defined Risk Growth Fund Class C commenced operations on December 27, 2018.

(2)	Per share amounts calculated using the average shares method.

(3)	Amount is less than $0.01

(4)	Total return assumes reinvestment of all dividends and distributions, if any. Had the advisor not waived a portion of its fees, total returns would have been lower.

(5)	Not annualized.

(6)	Does not include the expenses of other investment companies in which the Fund invests.

(7)	Annualized.

(8)	Recognition of investment loss by the Fund is affected by the timing and declaration of dividends by the underlying investment companies in which the Fund invests.

See accompanying notes to financial statements.

SWAN DEFINED RISK GROWTH FUND

FINANCIAL HIGHLIGHTS

Per Share Data and Ratios for a Share of Beneficial Interest Outstanding Throughout the Period

Class I
For the
Period Ended
December 31, 2018
(Unaudited) (1)

Net asset value, beginning of period	$10.00
Activity from investment operations:
Net investment loss (2,3)	(0.00)
Net realized and unrealized loss on investments and options written	(0.03)
Total from investment operations	(0.03)
Net asset value, end of period	$9.97
Total return (4,5)	(0.30)%
Net assets, at end of period (000s)	$997
Ratio of gross expenses to average net assets (6,7)	14.17%
Ratio of net expenses to average net assets (6,7)	1.40%
Ratio of net investment loss to average net assets (6,8)	(1.40)%
Portfolio Turnover Rate (5)	0%

(1)	The Swan Defined Risk Growth Fund Class I commenced operations on December 27, 2018.

(2)	Per share amounts calculated using the average shares method.

(3)	Amount is less than $0.01

(4)	Total return assumes reinvestment of all dividends and distributions, if any. Had the advisor not waived a portion of its fees, total returns would have been lower.

(5)	Not annualized.

(6)	Does not include the expenses of other investment companies in which the Fund invests.

(7)	Annualized.

(8)	Recognition of investment loss by the Fund is affected by the timing and declaration of dividends by the underlying investment companies in which the Fund invests.

See accompanying notes to financial statements.

SWAN DEFINED RISK GROWTH FUND

FINANCIAL HIGHLIGHTS

Per Share Data and Ratios for a Share of Beneficial Interest Outstanding Throughout the Period

Class Y
For the
Period Ended
December 31, 2018
(Unaudited) (1)

Net asset value, beginning of period	$10.00
Activity from investment operations:
Net investment loss (2,3)	(0.00)
Net realized and unrealized loss on investments and options written	(0.03)
Total from investment operations	(0.03)
Net asset value, end of period	$9.97
Total return (4,5)	(0.30)%
Net assets, at end of period	$10
Ratio of gross expenses to average net assets (6,7)	14.17%
Ratio of net expenses to average net assets (6,7)	1.02%
Ratio of net investment loss to average net assets (6,8)	(1.02)%
Portfolio Turnover Rate (5)	0%

(1)	The Swan Defined Risk Growth Fund Class Y commenced operations on December 27, 2018.

(2)	Per share amounts calculated using the average shares method.

(3)	Amount is less than $0.01

(4)	Total return assumes reinvestment of all dividends and distributions, if any. Had the advisor not waived a portion of its fees, total returns would have been lower.

(5)	Not annualized.

(6)	Does not include the expenses of other investment companies in which the Fund invests.

(7)	Annualized.

(8)	Recognition of investment loss by the Fund is affected by the timing and declaration of dividends by the underlying investment companies in which the Fund invests.

See accompanying notes to financial statements.

SWAN DEFINED RISK U.S. SMALL CAP FUND

FINANCIAL HIGHLIGHTS

Per Share Data and Ratios for a Share of Beneficial Interest Outstanding Throughout Each Period

	Class A
	For the
	Six Months Ended		For the	For the	For the
	December 31, 2018		Year Ended	Year Ended	Period Ended
	(Unaudited)		June 30, 2018	June 30, 2017	June 30, 2016 (1)

Net asset value, beginning of period	$12.39		$11.55	$10.28	$10.00
Activity from investment operations:
Net investment loss (2)	(0.01)		(0.09)	(0.10)	(0.06)
Net realized and unrealized gain (loss) on investments and options written	(1.49)		0.93	1.40	0.34
Total from investment operations	(1.50)		0.84	1.30	0.28
Less distributions from:
Return of capital	—		—	(0.03)	—
Total distributions	—		—	(0.03)	—
Net asset value, end of period	$10.89		$12.39	$11.55	$10.28
Total return (3)	(12.11	)% (4)	7.27%	12.70%	2.80	% (4)
Net assets, at end of period (000s)	$1,797		$1,448	$646	$26
Ratio of gross expenses to average net assets (5,8)	1.85	% (6)	1.93%	2.16%	4.86	% (6)
Ratio of net expenses to average net assets (5,8)	1.81	% (6)	1.80%	1.76%	1.76	% (6)
Ratio of net investment loss to average net assets (5,7,8)	(0.17	)% (6)	(0.80)%	(0.89)%	(1.25	)% (6)
Portfolio Turnover Rate	6	% (4)	1%	0%	0	% (4)

(1)	The Swan Defined Risk U.S. Small Cap Fund commenced operations on December 29, 2015.

(2)	Per share amounts calculated using the average shares method.

(3)	Total return assumes reinvestment of all dividends and distributions, if any. Had the advisor not waived a portion of its fees, total returns would have been lower.

(4)	Not annualized.

(5)	Does not include the expenses of other investment companies in which the Fund invests.

(6)	Annualized.

(7)	Recognition of investment loss by the Fund is affected by the timing and declaration of dividends by the underlying investment companies in which the Fund invests.

(8)	Excluding interest expense, the following ratios would have been:

Gross expenses to average net assets	1.69% (6)	1.78%	2.05%	5.46% (6)
Net expenses to average net assets	1.65% (6)	1.65%	1.65%	1.65% (6)
Net investment loss to average net assets	(0.01)% (6)	(0.65)%	(0.78)%	(1.14)% (6)

See accompanying notes to financial statements.

SWAN DEFINED RISK U.S. SMALL CAP FUND

FINANCIAL HIGHLIGHTS

Per Share Data and Ratios for a Share of Beneficial Interest Outstanding Throughout Each Period

	Class C
	For the
	Six Months Ended		For the	For the	For the
	December 31, 2018		Year Ended	Year Ended	Period Ended
	(Unaudited)		June 30, 2018	June 30, 2017	June 30, 2016 (1)

Net asset value, beginning of period	$12.17		$11.44	$10.25	$10.00
Activity from investment operations:
Net investment loss (2)	(0.05)		(0.17)	(0.17)	(0.10)
Net realized and unrealized gain (loss) on investments and options written	(1.46)		0.90	1.39	0.35
Total from investment operations	(1.51)		0.73	1.22	0.25
Less distributions from:
Return of capital	—		—	(0.03)	—
Total distributions	—		—	(0.03)	—
Net asset value, end of period	$10.66		$12.17	$11.44	$10.25
Total return (3)	(12.41	)% (4)	6.38%	11.94%	2.50	% (4)
Net assets, at end of period (000s)	$1,633		$1,785	$1,314	$234
Ratio of gross expenses to average net assets (5,8)	2.60	% (6)	2.68%	2.91%	5.61	% (6)
Ratio of net expenses to average net assets (5,8)	2.56	% (6)	2.55%	2.51%	2.51	% (6)
Ratio of net investment loss to average net assets (5,7,8)	(0.81	)% (6)	(1.41)%	(1.50)%	(2.04	)% (6)
Portfolio Turnover Rate	6	% (4)	1%	0%	0	% (4)

(1)	The Swan Defined Risk U.S. Small Cap Fund commenced operations on December 29, 2015.

(2)	Per share amounts calculated using the average shares method.

(3)	Total return assumes reinvestment of all dividends and distributions, if any. Had the advisor not waived a portion of its fees, total returns would have been lower.

(4)	Not annualized.

(5)	Does not include the expenses of other investment companies in which the Fund invests.

(6)	Annualized.

(7)	Recognition of investment loss by the Fund is affected by the timing and declaration of dividends by the underlying investment companies in which the Fund invests.

(8)	Excluding interest expense, the following ratios would have been:

Gross expenses to average net assets	2.44% (6)	2.53%	2.80%	6.21% (6)
Net expenses to average net assets	2.40%(6)	2.40%	2.40%	2.40% (6)
Net investment loss to average net assets	(0.65)%(6)	(1.26)%	(1.38)%	(1.93)% (6)

See accompanying notes to financial statements.

SWAN DEFINED RISK U.S. SMALL CAP FUND

FINANCIAL HIGHLIGHTS

Per Share Data and Ratios for a Share of Beneficial Interest Outstanding Throughout Each Period

	Class I
	For the
	Six Months Ended		For the	For the	For the
	December 31, 2018		Year Ended	Year Ended	Period Ended
	(Unaudited)		June 30, 2018	June 30, 2017	June 30, 2016 (1)

Net asset value, beginning of period	$12.45		$11.58	$10.28	$10.00
Activity from investment operations:
Net investment income (loss) (2)	0.01		(0.05)	(0.05)	(0.06)
Net realized and unrealized gain (loss) on investments and options written	(1.50)		0.92	1.39	0.34
Total from investment operations	(1.49)		0.87	1.34	0.28
Less distributions from:
Net investment income	—		—	(0.01)	—
Return of capital	—		—	(0.03)	—
Total distributions	—		—	(0.04)	—
Net asset value, end of period	$10.96		$12.45	$11.58	$10.28
Total return (3)	(11.97	)% (4)	7.51%	13.08%	2.80	% (4)
Net assets, at end of period (000s)	$40,810		$45,038	$26,651	$6,412
Ratio of gross expenses to average net assets (5,8)	1.60	% (6)	1.68%	1.91%	4.61	% (6)
Ratio of net expenses to average net assets (5,8)	1.56	% (6)	1.55%	1.51%	1.51	% (6)
Ratio of net investment income (loss) to average net assets (5,7,8)	0.17	% (6)	(0.45)%	(0.47)%	(1.05	)% (6)
Portfolio Turnover Rate	6	% (4)	1%	0%	0	% (4)

(1)	The Swan Defined Risk U.S. Small Cap Fund commenced operations on December 29, 2015.

(2)	Per share amounts calculated using the average shares method.

(3)	Total return assumes reinvestment of all dividends and distributions, if any. Had the advisor not waived a portion of its fees, total returns would have been lower.

(4)	Not annualized.

(5)	Does not include the expenses of other investment companies in which the Fund invests.

(6)	Annualized.

(7)	Recognition of investment loss by the Fund is affected by the timing and declaration of dividends by the underlying investment

(8)	Excluding interest expense, the following ratios would have been:

Gross expenses to average net assets	1.44%	1.53%	1.80%	5.21% (6)
Net expenses to average net assets	1.40%	1.40%	1.40%	1.40% (6)
Net investment income (loss) to average net assets	0.33%	(0.30)%	(0.37)%	(0.94)% (6)

See accompanying notes to financial statements.

SWAN DEFINED RISK U.S. SMALL CAP FUND

FINANCIAL HIGHLIGHTS

Per Share Data and Ratios for a Share of Beneficial Interest Outstanding Throughout the Period

Class Y
For the
Period Ended
December 31, 2018
(Unaudited) (1)

Net asset value, beginning of period	$10.86
Activity from investment operations:
Net investment income (2,3)	0.00
Net realized and unrealized gain on investments and options written (3)	0.10
Total from investment operations (3)	0.10
Net asset value, end of period	$10.96
Total return (4,5)	0.92%
Net assets, at end of period	$15
Ratio of gross expenses to average net assets (6,7,9)	1.60%
Ratio of expenses to average net assets (6,7,9)	1.18%
Ratio of net investment income to average net assets (6,8,9)	0.17%
Portfolio Turnover Rate (5)	6%

(1)	The Swan Defined Risk U.S.Small Cap Fund’s Class Y shares commenced operations on December 27, 2018.

(2)	Per share amounts calculated using the average shares method.

(3)	Amount is less than $0.01

(4)	Total return assumes reinvestment of all dividends and distributions, if any.

(5)	Not annualized.

(6)	Does not include the expenses of other investment companies in which the Fund invests.

(7)	Annualized.

(8)	Recognition of investment income (loss) by the Fund is affected by the timing and declaration of dividends by the underlying investment companies in which the Fund invests.

(9)	Excluding interest expense, the following ratios would have been:

Gross expenses to average net assets	1.44%
Net expenses to average net assets	1.02%
Net investment income to average net assets	0.33%

See accompanying notes to financial statements.

SWAN FUNDS

NOTES TO FINANCIAL STATEMENTS (Unaudited)

December 31, 2018

1.	ORGANIZATION

The Swan Defined Risk Fund, Swan Defined Risk Emerging Markets Fund, Swan Defined Risk Foreign Developed Fund, Swan Defined Risk Growth Fund and the Swan Defined Risk U.S. Small Cap Fund, each a “Fund” and together, the “Funds”, are each a diversified series of shares of beneficial interest of Northern Lights Fund Trust III (the “Trust”), a Delaware statutory trust organized on December 5, 2011. The Trust is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company.

The investment objectives of the Funds are as follows:

Swan Defined Risk Fund – To seek income and growth of capital

Swan Defined Risk Emerging Markets Fund – To seek income and growth of capital

Swan Defined Risk Foreign Developed Fund – To seek income and growth of capital

Swan Defined Risk Growth Fund – To seek income and growth of capital

Swan Defined Risk U.S. Small Cap Fund – To seek income and growth of capital

Each Fund currently offers four classes of shares: Class A, Class C, Class I and Class Y shares. The Swan Defined Risk Fund’s Class A shares and Class I shares commenced operations on July 30, 2012, Class C shares on October 18, 2012, and Class Y shares on December 27, 2018. The Swan Defined Risk Emerging Markets Fund’s Class A, Class C and Class I shares commenced operations on December 30, 2014 and Class Y shares on December 27, 2018. The Swan Defined Risk Foreign Developed Fund’s and the Swan Defined Risk U.S. Small Cap Fund’s Class A, Class C and Class I shares commenced operations on December 29, 2015 and Class Y shares on December 27, 2018. The Swan Defined Risk Growth Fund’s Class A, Class C, Class I and Class Y shares commenced operations on December 27, 2018. Class A shares of each Fund are offered at net asset value plus a maximum sales charge of 5.50%. Class I and Class C shares of each Fund are offered at net asset value. Each class of the Funds represents an interest in the same assets of the respective Fund and classes are identical except for differences in their distribution charges, sales charges, and minimum investment levels. All classes of shares have equal voting privileges except that each class has exclusive voting rights with respect to its service and/or distribution plans. Fund level income and expenses, and realized and unrealized capital gains and losses are allocated to each class of shares based on their relative net assets within each Fund. Class specific expenses are allocated to that share class.

2.	SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies followed by the Funds in preparation of their financial statements. These policies are in conformity with accounting principles generally accepted in the United States of America (“GAAP”). The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates. The Funds are investment companies and accordingly follow the investment company accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standard Codification Topic 946 “Financial Services – Investment Companies”.

Securities Valuation – Securities listed on an exchange are valued at the last reported sale price at the close of the regular trading session of the primary exchange on the business day the value is being determined, or in the case of securities listed on NASDAQ at the NASDAQ Official Closing Price (“NOCP”). In the absence of a sale, such securities shall be valued at the mean between the current bid and ask prices on the day of valuation. Futures and future options are valued at the final settled price or, in the absence of a settled price, at the last sale price on the day of valuation. Debt securities (other than short-term obligations) are valued each day by an independent pricing service approved by the Trust’s Board of Trustees (the “Board”) based on methods which include consideration of: yields or prices of securities of comparable quality, coupon, maturity and type, indications as to values from dealers, and general market conditions or market quotations from a major market maker in the securities. Investments valued in currencies other than the U.S. dollar are converted to U.S. dollars using exchange rates obtained from pricing services. Short-term debt obligations having 60 days or less remaining until maturity, at time of purchase, may be valued at amortized cost. Options contracts listed on a securities exchange or board of trade for which market quotations are readily available shall be valued at the last quoted sales price or, in the absence of a sale, at the mean between the current bid and ask prices on the day of valuation. Option contracts not listed on a securities exchange or board of trade for which over-the-counter market quotations are readily available shall be valued

SWAN FUNDS

NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)

December 31, 2018

at the mean between the current bid and ask prices on the day of valuation. Index options shall be valued at the mean between the current bid and ask prices on the day of valuation.

Valuation of Underlying Funds – The Funds may invest in portfolios of open-end or closed-end investment companies (the “underlying funds”). Underlying open-end investment companies are valued at their respective net asset values as reported by such investment companies. The underlying funds value securities in their portfolios for which market quotations are readily available at their market values (generally the last reported sale price) and all other securities and assets at their fair value by the methods established by the boards of the underlying funds. The shares of many closed-end investment companies, after their initial public offering, frequently trade at a price per share, which is different than the net asset value per share. The difference represents a market premium or market discount of such shares. There can be no assurances that the market discount or market premium on shares of any closed-end investment company purchased by the Funds will not change.

The Funds may hold securities, such as private investments, interests in commodity pools, other non-traded securities or temporarily illiquid securities, for which market quotations are not readily available or are determined to be unreliable. These securities will be valued using the “fair value” procedures approved by the Board. The Board has delegated execution of these procedures to a fair value committee composed of one or more representatives from each of the (i) Trust, (ii) administrator, and (iii) advisor and/or sub-advisor. The committee may also enlist third party consultants such as a valuation specialist at a public accounting firm, valuation consultant or financial officer of a security issuer on an as-needed basis to assist in determining a security-specific fair value. The Board reviews and ratifies the execution of this process and the resultant fair value prices at least quarterly to assure the process produces reliable results.

Fair Valuation Process – As noted above, the fair value committee is composed of one or more representatives from each of the (i) Trust, (ii) administrator, and (iii) advisor and/or sub-advisor. The applicable investments are valued collectively via inputs from each of these groups. For example, fair value determinations are required for the following securities: (i) securities for which market quotations are insufficient or not readily available on a particular business day (including securities for which there is a short and temporary lapse in the provision of a price by the regular pricing source), (ii) securities for which, in the judgment of the advisor and/or sub-advisor, the prices or values available do not represent the fair value of the instrument. Factors which may cause the advisor and/or sub-advisor to make such a judgment include, but are not limited to, the following: only a bid price or an asked price is available; the spread between bid and asked prices is substantial; the frequency of sales; the thinness of the market; the size of reported trades; and actions of the securities markets, such as the suspension or limitation of trading; (iii) securities determined to be illiquid; and (iv) securities with respect to which an event that will affect the value thereof has occurred (a “significant event”) since the closing prices were established on the principal exchange on which they are traded, but prior to the Funds’ calculation of their net asset values. Specifically, interests in commodity pools or managed futures pools are valued on a daily basis by reference to the closing market prices of each futures contract or other asset held by a pool, as adjusted for pool expenses. Restricted or illiquid securities, such as private investments or non-traded securities are valued via inputs from the advisor and/or sub-advisor based upon the current bid for the security from two or more independent dealers or other parties reasonably familiar with the facts and circumstances of the security (who should take into consideration all relevant factors as may be appropriate under the circumstances). If the advisor and/or sub-advisor is unable to obtain a current bid from such independent dealers or other independent parties, the fair value committee shall determine the fair value of such security using the following factors: (i) the type of security; (ii) the cost at date of purchase; (iii) the size and nature of the applicable Fund’s holdings; (iv) the discount from market value of unrestricted securities of the same class at the time of purchase and subsequent thereto; (v) information as to any transactions or offers with respect to the security; (vi) the nature and duration of restrictions on disposition of the security and the existence of any registration rights; (vii) how the yield of the security compares to similar securities of companies of similar or equal creditworthiness; (viii) the level of recent trades of similar or comparable securities; (ix) the liquidity characteristics of the security; (x) current market conditions; and (xi) the market value of any securities into which the security is convertible or exchangeable.

The Funds utilize various methods to measure the fair value of all of their investments on a recurring basis. GAAP establishes a hierarchy that prioritizes inputs to valuation methods. The three levels of input are:

Level 1 – Unadjusted quoted prices in active markets for identical assets and liabilities that a Fund has the ability to access.

SWAN FUNDS

NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)

December 31, 2018

Level 2 – Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument in an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 – Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing a Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The following tables summarize the inputs used as of December 31, 2018 for the Funds’ investments measured at fair value:

Swan Defined Risk Fund

Assets *	Level 1	Level 2	Level 3	Total
Exchange-Traded Funds	$2,248,150,975	$—	$—	$2,248,150,975
Purchased Call Options	—	85,110	—	85,110
Purchased Put Options	—	342,164,785	—	342,164,785
Total	$2,248,150,975	$342,249,895	$—	$2,590,400,870
Liabilities *
Call Options Written	$—	$57,783	$—	$57,783
Put Options Written	—	122,896,695	—	122,896,695
Total	$—	$122,954,478	$—	$122,954,478

Swan Defined Risk Emerging Markets Fund

Assets *	Level 1	Level 2	Level 3	Total
Exchange-Traded Funds	$41,645,342	$—	$—	$41,645,342
Purchased Call Options	—	1,050	—	1,050
Purchased Put Options	—	7,697,775	—	7,697,775
Short-Term Investments	1,059,572	—	—	1,059,572
Total	$42,704,914	$7,698,825	$—	$50,403,739
Liabilities *
Call Options Written	$—	$720	$—	$720
Put Options Written	279,591	2,113,290	—	2,392,881
Total	$279,591	$2,114,010	$—	$2,393,601

SWAN FUNDS

NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)

December 31, 2018

Swan Defined Risk Foreign Developed Fund

Assets *	Level 1	Level 2	Level 3	Total
Exchange-Traded Funds	$37,113,692	$—	$—	$37,113,692
Purchased Call Options	—	953	—	953
Purchased Put Options	—	6,081,340	—	6,081,340
Short-Term Investments	334,617	—	—	334,617
Total	$37,448,309	$6,082,293	$—	$43,530,602
Liabilities *
Call Options Written	$—	$652	$—	$652
Put Options Written	126,721	1,969,683	—	2,096,404
Total	$126,721	$1,970,335	$—	$2,097,056

Swan Defined Risk Growth Fund

Assets *	Level 1	Level 2	Level 3	Total
Exchange-Traded Funds	$754,830	$—	$—	$754,830
Purchased Call Options	—	42,549	—	42,549
Purchased Put Options	—	45,510	—	45,510
Total	$754,830	$88,059	$—	$842,889
Liabilities *
Call Options Written	$—	$16,413	$—	$16,413
Total	$—	$16,413	$—	$16,413

Swan Defined Risk U.S. Small Cap Fund

Assets *	Level 1	Level 2	Level 3	Total
Exchange-Traded Funds	$40,036,100	$—	$—	$40,036,100
Purchased Call Options	—	1,067	—	1,067
Purchased Put Options	—	6,438,215	—	6,438,215
Total	$40,036,100	$6,439,282	$—	$46,475,382
Liabilities *
Call Options Written	$—	$728	$—	$728
Put Options Written	—	2,445,640	—	2,445,640
Total	$—	$2,446,368	$—	$2,446,368

The Funds did not hold any Level 3 securities during the period.

*	Please refer to the Portfolio of Investments for Classification.

Security Transactions and Investment Income – Investment security transactions are accounted for on a trade date basis. Cost is determined and gains and losses are based upon the specific identification method for both financial statement and federal income tax purposes. Dividend income is recorded on the ex-dividend date and interest income is recorded on an accrual basis. Purchase discounts and premiums on securities are accreted and amortized over the life of the respective securities.

Option Transactions – The Funds are subject to equity price risk in the normal course of pursuing their investment objectives and may purchase or sell options to help hedge against risk. When a Fund writes an option, an amount equal to the premium received is included in the statement of assets and liabilities as a liability. The amount of the liability is subsequently marked-to-market to reflect the current market value of the option. If an option expires on its stipulated expiration date or if a Fund enters into a closing purchase transaction, a gain or loss is realized. If a written call option is exercised, a gain or loss is realized for the sale of the underlying security and the proceeds from the sale are increased by the premium originally received. If a written put option is exercised, the purchase cost of the underlying security is reduced by the premium originally received. As a writer of an option, the Funds have no control over whether the option will be exercised and, as a result, retains the market risk of an unfavorable change in the price of the security underlying the written option.

SWAN FUNDS

NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)

December 31, 2018

The Funds may purchase put and call options. Put options are purchased to hedge against a decline in the value of securities held in a Fund’s portfolio. If such a decline occurs, the put options will permit a Fund to sell the securities underlying such options at the exercise price, or to close out the options at a profit. The premium paid for a put or call option plus any transaction costs will reduce the benefit, if any, realized by a Fund upon exercise of the option, and, unless the price of the underlying security rises or declines sufficiently, the option may expire worthless to the applicable Fund. In addition, in the event that the price of the security in connection with which an option was purchased moves in a direction favorable to a Fund, the benefits realized by the applicable Fund as a result of such favorable movement will be reduced by the amount of the premium paid for the option and related transaction costs. Written and purchased options are non-income producing securities. With purchased options, there is minimal counterparty risk to a Fund since these options are exchange traded and the exchange’s clearinghouse, as counterparty to all exchange traded options, guarantees against a possible default.

Distributions to Shareholders – Distributions from net investment income, if any, are declared and paid at least annually and are recorded on the ex-dividend date. The Funds will declare and pay net realized capital gains, if any, annually. The character of income and gains to be distributed is determined in accordance with federal income tax regulations, which may differ from GAAP. These “book/tax” differences are considered either temporary (i.e., deferred losses, capital loss carry forwards) or permanent in nature. To the extent these differences are permanent in nature, such amounts are reclassified within the composition of net assets based on their federal tax-basis treatment; temporary differences do not require classification.

Federal Income Taxes – It is the Funds’ policy to continue to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute all of their taxable income to their shareholders. Therefore, no provision for Federal income tax is required. The Funds recognize the tax benefits of uncertain tax positions only where the position is “more likely than not” to be sustained assuming examination by tax authorities. Management has analyzed the Funds’ tax positions and has concluded that no liability for unrecognized tax benefits should be recorded related to uncertain tax positions taken on returns filed for the open tax years 2015 for the Swan Defined Risk Fund and the Swan Emerging Markets Fund, tax years 2016 - 2017 for all Funds, or expected to be taken by all the Funds in their 2018 tax returns. The Funds identify their major tax jurisdictions as U.S. federal, Nebraska and foreign jurisdictions where the Funds make significant investments. The Funds are not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will change materially in the next twelve months.

Exchange Traded Funds – The Funds may invest in exchange traded funds (“ETFs”). ETFs are a type of fund bought and sold on a securities exchange. An ETF trades like common stock and represents a fixed portfolio of securities. The Funds may purchase an ETF to gain exposure to a portion of the U.S. or a foreign market. The risks of owning an ETF generally reflect the risks of owning the underlying securities they are designed to track, although the lack of liquidity on an ETF could result in it being more volatile. Additionally, ETFs have fees and expenses that reduce their value.

Expenses – Expenses of the Trust that are directly identifiable to a specific fund are charged to that fund. Expenses that are not readily identifiable to a specific fund are allocated in such a manner as deemed equitable, taking into consideration the nature and type of expense and the relative sizes of the funds in the Trust.

Indemnification – The Trust indemnifies its officers and Trustees for certain liabilities that may arise from the performance of their duties to the Trust. Additionally, in the normal course of business, the Funds enter into contracts that contain a variety of representations and warranties and which provide general indemnities. The Funds’ maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Funds that have not yet occurred. However, based on experience, the Funds expect the risk of loss due to these warranties and indemnities to be remote.

Cash Held at Broker – Cash Held at Broker include cash and overnight investments in interest-bearing demand deposits with a financial institution with original maturities of three months or less. The Funds maintain deposits with a high quality financial institution in an amount that is in excess of federally insured limits.

SWAN FUNDS

NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)

December 31, 2018

Cash and Cash Equivalents – Cash and cash equivalents are held with a financial institution. The assets of a Fund may be placed in deposit accounts at U.S. banks and such deposits generally exceed Federal Deposit Insurance Corporation (“FDIC”) insurance limits. The FDIC insures deposit accounts up to $250,000 for each account holder. The counterparty is generally a single bank rather than a group of financial institutions; thus, there may be a greater counterparty credit risk. Each Fund places deposits only with those counterparties that are believed to be creditworthy and there has been no history of loss.

3.	AGGREGATE UNREALIZED APPRECIATION AND DEPRECIATION – TAX BASIS

		Gross	Gross	Net Unrealized
	Tax	Unrealized	Unrealized	Appreciation
Fund	Cost	Appreciation	Depreciation	(Depreciation)
Swan Defined Risk Fund	$2,141,194,636	$485,400,347	$(159,148,591)	$326,251,756
Swan Defined Risk Emerging Markets Fund	48,532,510	3,415,158	(3,937,530)	(522,372)
Swan Defined Risk Foreign Developed Fund	42,301,414	2,140,118	(3,007,986)	(867,868)
Swan Defined Risk Growth Fund	829,382	123	(3,029)	(2,906)
Swan Defined Risk U.S. Small Cap Fund	43,407,074	1,902,666	(1,280,726)	621,940

4.	INVESTMENT ADVISORY AGREEMENT AND TRANSACTIONS WITH RELATED PARTIES

Swan Capital Management, LLC (the “Advisor”) serves as investment advisor to the Funds. Subject to the oversight of the Board, the Advisor is responsible for the management of the Funds’ investment portfolios. The Advisor has selected Swan Global Management, LLC, (the “Sub-Advisor”), an affiliate of the Advisor with the same ownership and management as the Advisor, to serve as the Funds’ sub-advisor, effective November 19, 2014 for the Swan Defined Risk Fund and since commencement of the Swan Defined Risk Emerging Markets Fund, Swan Defined Risk Foreign Developed Fund, Swan Defined Risk Growth Fund and Swan Defined Risk U.S. Small Cap Fund.

Pursuant to an advisory agreement with the Trust, on behalf of the Funds, the Advisor, under the oversight of the Board, directs the daily operations of the Funds and supervises the performance of administrative and professional services provided by others. As compensation for its services and the related expenses borne by the Advisor, the Funds pay the Advisor a fee, computed and accrued daily and paid monthly at an annual rate of 1.00% of each Fund’s average daily net assets.

For the period ended December 31, 2018, the advisory fees incurred by each of the funds were as follows:

Fund	Advisory Fees
Swan Defined Risk Fund	$14,335,390
Swan Defined Risk Emerging Markets Fund	256,257
Swan Defined Risk Foreign Developed Fund	231,500
Swan Defined Risk Growth Fund	—
Swan Defined Risk U.S. Small Cap Fund	253,599

Pursuant to a written contract (the “Waiver Agreement”), the Advisor has agreed to waive a portion of its advisory fee and has agreed to reimburse expenses of the Funds until at least December 14, 2019 for the Swan Defined Risk Fund, Swan Defined Risk Emerging Markets Fund, Swan Defined Risk Foreign Developed Fund and Swan U.S. Small Cap Fund, and until at least October 31, 2020 for the Swan Defined Risk Growth Fund to the extent necessary so that the total expenses incurred by the applicable Fund (exclusive of any front-end or contingent deferred loads, acquired fund fees and expenses, borrowing costs (such as interest and dividend expense on securities sold short), taxes, brokerage fees and commissions or extraordinary expenses such as litigation (which may include indemnification of Fund officers, and Trustees, and contractual indemnification of third party service providers other than the Advisor))) do not exceed 1.65%, 2.40%, and 1.40% of the daily average net assets attributable to Class A, Class C, and Class I shares of the applicable Fund and 1.01%, 1.01%, 1.02%, 1.02% and 1.02% for Class Y shares of the Swan Defined Risk Fund, Swan Defined Risk Emerging Markets Fund, Swan Defined Risk Foreign Developed Fund, Swan Defined Risk U.S. Small Cap Fund and Swan Defined Risk Growth Fund, respectively (the “expense limitations”).

SWAN FUNDS

NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)

December 31, 2018

During the period ended December 31, 2018, the Advisor waived advisory fees pursuant to the Waiver Agreement as follows:

Fund	Advisory Fees Waived
Swan Defined Risk Fund	$—
Swan Defined Risk Emerging Markets Fund	11,423
Swan Defined Risk Foreign Developed Fund	18,570
Swan Defined Risk Growth Fund	349
Swan Defined Risk U.S. Small Cap Fund	9,668

If the Advisor waives any fee or reimburses any expense pursuant to the Waiver Agreement, and a Fund’s Operating Expenses attributable to Class A, Class C, Class I and Class Y shares are subsequently less than the expense limitations, the Advisor shall be entitled to reimbursement by the applicable Fund for such waived fees or reimbursed expenses provided that such reimbursement does not cause the Fund’s expenses to exceed the expense limitation in place at the time of waiver or reimbursement or at time of recoupment, whichever is less. If Fund Operating Expenses attributable to Class A, Class C and Class I shares subsequently exceed the expense limitation, the reimbursements shall be suspended. The Advisor may seek reimbursement only for expenses waived or paid by it during the three years prior to such reimbursement; provided, however, that such expenses may only be reimbursed to the extent they were waived or paid after the date of the Waiver Agreement (or any similar agreement). The Advisor did not recapture waived fees during the period ended December 31, 2018.

As of December 31, 2018, the Advisor may recapture all or a portion of the waived fees no later than the dates stated below:

Fund	June 30, 2019	June 30, 2020	June 30, 2021	Total
Swan Defined Risk Fund	$—	$—	$—	$—
Swan Defined Risk Emerging Markets Fund	114,200	65,850	10,093	$190,143
Swan Defined Risk Foreign Developed Fund	43,120	70,853	42,274	$156,247
Swan Defined Risk Growth Fund	—	—	—	$—
Swan Defined Risk U.S. Small Cap Fund	44,982	66,632	50,173	$161,787

Distributor – The distributor of the Funds is Northern Lights Distributors, LLC (the “Distributor”). The Board has adopted, on behalf of the Funds, the Trust’s Master Distribution and Shareholder Servicing Plans for Class A and Class C shares as amended, pursuant to Rule 12b-1 under the 1940 Act (the “Plans”), to pay for certain distribution activities and shareholder services. Under the Plans, the Funds may pay 0.25% per year of the average daily net assets of Class A shares and 1.00% of the average daily net assets for Class C shares for such distribution and shareholder service activities.

For the period ended December 31, 2018, the Funds incurred 12b-1 fees attributable to Class A and C shares as follows:

Fund	Class A	Class C
Swan Defined Risk Fund	$402,048	$1,247,980
Swan Defined Risk Emerging Markets Fund	6,411	15,538
Swan Defined Risk Foreign Developed Fund	3,194	7,869
Swan Defined Risk Growth Fund	—	—
Swan Defined Risk U.S. Small Cap Fund	2,285	8,948

SWAN FUNDS

NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)

December 31, 2018

The Distributor acts as the Funds’ principal underwriter in a continuous public offering of the Funds’ shares. During the period ended December 31, 2018, the Distributor received underwriting commissions for sales of Class A shares of each of the Funds as follows:

		Amount Retained
		by Principal
Fund	Commission	Underwriter
Swan Defined Risk Fund	$575,914	$72,359
Swan Defined Risk Emerging Markets Fund	8,154	1,377
Swan Defined Risk Foreign Developed Fund	3,281	681
Swan Defined Risk Growth Fund	—	—
Swan Defined Risk U.S. Small Cap Fund	4,656	1,029

In addition, certain affiliates of the Distributor provide services to the Funds as follows:

Gemini Fund Services, LLC (“GFS”) – an affiliate of the Distributor, provides administration, fund accounting, and transfer agent services to the Trust. Pursuant to separate servicing agreements with GFS, the Funds pay GFS customary fees for providing administration, fund accounting and transfer agency services to the Funds. Certain officers of the Trust are also officers of GFS, and are not paid any fees directly by the Funds for serving in such capacities.

Northern Lights Compliance Services, LLC (“NLCS”) – an affiliate of GFS and the Distributor, provides a Chief Compliance Officer to the Trust, as well as related compliance services, pursuant to a consulting agreement between NLCS and the Trust. Under the terms of such agreement, NLCS receives customary fees from the Funds.

Blu Giant, LLC (“Blu Giant”) – an affiliate of GFS and the Distributor, provides EDGAR conversion and filing services as well as print management services for the Funds on an ad-hoc basis. For the provision of these services, Blu Giant receives customary fees from the Funds.

5.	INVESTMENT TRANSACTIONS

The cost of purchases and proceeds from the sale of securities, other than U.S. Government securities and short-term investments, for the period ended December 31, 2018 were as follows:

Fund	Purchases	Sales
Swan Defined Risk Fund	$332,735,658	$668,541,104
Swan Defined Risk Emerging Markets Fund	18,888,274	17,598,763
Swan Defined Risk Foreign Developed Fund	2,978,252	2,952,711
Swan Defined Risk Growth Fund	755,783	—
Swan Defined Risk U.S. Small Cap Fund	7,457,213	2,579,606

6.	DERIVATIVE TRANSACTIONS

The following is a summary of the effect of derivative instruments on the Funds’ Statements of Assets and Liabilities as of December 31, 2018.

Swan Defined Risk Fund

Contract Type/Primary Risk Exposure	Statements of Assets and Liabilities	Value
Equity contracts/Equity price risk	Investment securities, at value	$342,249,895
Equity contracts/Equity price risk	Options Written, at value	(122,954,478)

SWAN FUNDS

NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)

December 31, 2018

Swan Defined Risk Emerging Markets Fund

Contract Type/Primary Risk Exposure	Statements of Assets and Liabilities	Value
Equity contracts/Equity price risk	Investment securities, at value	$7,698,825
Equity contracts/Equity price risk	Options Written, at value	(2,393,601)

Swan Defined Risk Foreign Developed Fund

Contract Type/Primary Risk Exposure	Statements of Assets and Liabilities	Value
Equity contracts/Equity price risk	Investment securities, at value	$6,082,293
Equity contracts/Equity price risk	Options Written, at value	(2,097,056)

Swan Defined Risk Growth Fund

Contract Type/Primary Risk Exposure	Statements of Assets and Liabilities	Value
Equity contracts/Equity price risk	Investment securities, at value	$88,059
Equity contracts/Equity price risk	Options Written, at value	(16,413)

Swan Defined Risk U.S. Small Cap Fund

Contract Type/Primary Risk Exposure	Statements of Assets and Liabilities	Value
Equity contracts/Equity price risk	Investment securities, at value	$6,439,282
Equity contracts/Equity price risk	Options Written, at value	(2,446,368)

The following is a summary of the effect of derivative instruments on the Funds’ Statements of Operations for the period ended December 31, 2018.

Swan Defined Risk Fund

		Change in Unrealized
	Realized Gain/(Loss)	Appreciation/(Depreciation)
Contract Type/Primary Risk Exposure	on Options Purchased	on Options Purchased
Equity contracts/Equity price risk	$(36,212,944)	$83,703,447

		Change in Unrealized
	Realized Gain/(Loss)	Appreciation/(Depreciation)
Contract Type/Primary Risk Exposure	on Options Written	on Options Written
Equity contracts/Equity price risk	$21,857,408	$(61,199,927)

Swan Defined Risk Emerging Markets Fund
		Change in Unrealized
	Realized Gain/(Loss)	Appreciation/(Depreciation)
Contract Type/Primary Risk Exposure	on Options Purchased	on Options Purchased
Equity contracts/Equity price risk	$2,424,118	$433,524

		Change in Unrealized
	Realized Gain/(Loss)	Appreciation/(Depreciation)
Contract Type/Primary Risk Exposure	on Options Written	on Options Written
Equity contracts/Equity price risk	$219,831	$(1,058,526)

SWAN FUNDS

NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)

December 31, 2018

Swan Defined Risk Foreign Developed Fund

		Change in Unrealized
	Realized Gain/(Loss)	Appreciation/(Depreciation)
Contract Type/Primary Risk Exposure	on Options Purchased	on Options Purchased
Equity contracts/Equity price risk	$1,253,011	$1,810,846

		Change in Unrealized
	Realized Gain/(Loss)	Appreciation/(Depreciation)
Contract Type/Primary Risk Exposure	on Options Written	on Options Written
Equity contracts/Equity price risk	$9,757	$(987,551)

Swan Defined Risk Growth Fund
		Change in Unrealized
	Realized Gain/(Loss)	Appreciation/(Depreciation)
Contract Type/Primary Risk Exposure	on Options Purchased	on Options Purchased
Equity contracts/Equity price risk	$—	$(1,710)

		Change in Unrealized
	Realized Gain/(Loss)	Appreciation/(Depreciation)
Contract Type/Primary Risk Exposure	on Options Written	on Options Written
Equity contracts/Equity price risk	$—	$(243)

Swan Defined Risk U.S. Small Cap Fund
		Change in Unrealized
	Realized Gain/(Loss)	Appreciation/(Depreciation)
Contract Type/Primary Risk Exposure	on Options Purchased	on Options Purchased
Equity contracts/Equity price risk	$2,037,204	$1,897,352

		Change in Unrealized
	Realized Gain/(Loss)	Appreciation/(Depreciation)
Contract Type/Primary Risk Exposure	on Options Written	on Options Written
Equity contracts/Equity price risk	$(1,083,164)	$(726,109)

The notional value of the derivative instruments outstanding as of December 31, 2018 as disclosed in the Portfolios of Investments and the amounts realized and changes in unrealized gains and losses on derivative instruments during the period as disclosed above and within the Statements of Operations serve as indicators of the volume of derivative activity for the Funds.

SWAN FUNDS

NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)

December 31, 2018

Offsetting of Financial Assets and Derivative Assets

During the period ended December 31, 2018, the Funds were not subject to any master netting arrangements. The following table shows additional information regarding the offsetting of assets and liabilities at December 31, 2018 for the Funds.

Swan Defined Risk Fund

Assets:						Gross Amounts Not Offset in the Statement of Assets & Liabilities
Description	Counterparty	Gross Amounts of Recognized Assets		Gross Amounts Offset in the Statement of Assets & Liabilities	Net Amounts Presented in the Statement of Assets & Liabilities	Financial Instruments	Cash Collateral Pledged/Received	Net Amount
Purchased Options	Goldman Sachs	$342,249,895	(1)	$—	$342,249,895	$—	$—	$342,249,895
Total		$342,249,895		$—	$342,249,895	$—	$—	$342,249,895

Liabilities:						Gross Amounts Not Offset in the Statement of Assets & Liabilities
Description	Counterparty	Gross Amounts of Recognized Liabilities		Gross Amounts Offset in the Statement of Assets & Liabilities	Net Amounts Presented in the Statement of Assets & Liabilities	Financial Instruments	Cash Collateral Pledged/Received	Net Amount
Written Options	Goldman Sachs	$122,954,478	(1)	$—	$122,954,478	$—	$—	$122,954,478
Total		$122,954,478		$—	$122,954,478	$—	$—	$122,954,478

Swan Defined Risk Emerging Markets Fund

Assets:						Gross Amounts Not Offset in the Statement of Assets & Liabilities
Description	Counterparty	Gross Amounts of Recognized Assets		Gross Amounts Offset in the Statement of Assets & Liabilities	Net Amounts Presented in the Statement of Assets & Liabilities	Financial Instruments	Cash Collateral Pledged/Received	Net Amount
Purchased Options	Goldman Sachs	$7,698,825	(1)	$—	$7,698,825	$—	$—	$7,698,825
Total		$7,698,825		$—	$7,698,825	$—	$—	$7,698,825

Liabilities:						Gross Amounts Not Offset in the Statement of Assets & Liabilities
Description	Counterparty	Gross Amounts of Recognized Liabilities		Gross Amounts Offset in the Statement of Assets & Liabilities	Net Amounts Presented in the Statement of Assets & Liabilities	Financial Instruments	Cash Collateral Pledged/Received	Net Amount
Written Options	Goldman Sachs	$2,393,601	(1)	$—	$2,393,601	$—	$—	$2,393,601
Total		$2,393,601		$—	$2,393,601	$—	$—	$2,393,601

SWAN FUNDS

NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)

December 31, 2018

Swan Defined Risk Foreign Developed Fund

Assets:						Gross Amounts Not Offset in the Statement of Assets & Liabilities
Description	Counterparty	Gross Amounts of Recognized Assets		Gross Amounts Offset in the Statement of Assets & Liabilities	Net Amounts Presented in the Statement of Assets & Liabilities	Financial Instruments	Cash Collateral Pledged/Received	Net Amount
Purchased Options	Interactive Brokers	$6,082,293	(1)	$—	$6,082,293	$—	$—	$6,082,293
Total		$6,082,293		$—	$6,082,293	$—	$—	$6,082,293

Liabilities:						Gross Amounts Not Offset in the Statement of Assets & Liabilities
Description	Counterparty	Gross Amounts of Recognized Liabilities		Gross Amounts Offset in the Statement of Assets & Liabilities	Net Amounts Presented in the Statement of Assets & Liabilities	Financial Instruments	Cash Collateral Pledged/Received	Net Amount
Written Options	Interactive Brokers	$2,097,056	(1)	$—	$2,097,056	$—	$—	$2,097,056
Total		$2,097,056		$—	$2,097,056	$—	$—	$2,097,056

Swan Defined Risk Growth Fund

Assets:						Gross Amounts Not Offset in the Statement of Assets & Liabilities
Description	Counterparty	Gross Amounts of Recognized Assets		Gross Amounts Offset in the Statement of Assets & Liabilities	Net Amounts Presented in the Statement of Assets & Liabilities	Financial Instruments	Cash Collateral Pledged/Received	Net Amount
Purchased Options	Interactive Brokers	$88,059	(1)	$—	$88,059	$—	$—	$88,059
Total		$88,059		$—	$88,059	$—	$—	$88,059

Liabilities:						Gross Amounts Not Offset in the Statement of Assets & Liabilities
Description	Counterparty	Gross Amounts of Recognized Liabilities		Gross Amounts Offset in the Statement of Assets & Liabilities	Net Amounts Presented in the Statement of Assets & Liabilities	Financial Instruments	Cash Collateral Pledged/Received	Net Amount
Written Options	Interactive Brokers	$16,413	(1)	$—	$16,413	$—	$—	$16,413
Total		$16,413		$—	$16,413	$—	$—	$16,413

SWAN FUNDS

NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)

December 31, 2018

Swan Defined Risk U.S. Small Cap Fund

Assets:						Gross Amounts Not Offset in the Statement of Assets & Liabilities
Description	Counterparty	Gross Amounts of Recognized Assets		Gross Amounts Offset in the Statement of Assets & Liabilities	Net Amounts Presented in the Statement of Assets & Liabilities	Financial Instruments	Cash Collateral Pledged/Received	Net Amount
Purchased Options	Interactive Brokers	$6,439,282	(1)	$—	$6,439,282	$—	$—	$6,439,282
Total		$6,439,282		$—	$6,439,282	$—	$—	$6,439,282

Liabilities:						Gross Amounts Not Offset in the Statement of Assets & Liabilities
Description	Counterparty	Gross Amounts of Recognized Liabilities		Gross Amounts Offset in the Statement of Assets & Liabilities	Net Amounts Presented in the Statement of Assets & Liabilities	Financial Instruments	Cash Collateral Pledged/Received	Net Amount
Written Options	Interactive Brokers	$2,446,368	(1)	$—	$2,446,368	$—	$—	$2,446,368
Total		$2,446,368		$—	$2,446,368	$—	$—	$2,446,368

(1)	Value as presented in the Portfolio of Investments.

7.	DISTRIBUTIONS TO SHAREHOLDERS AND TAX COMPONENTS OF CAPITAL

The tax character of distributions paid for the years ended June 30, 2018 and June 30, 2017 was as follows:

For fiscal year ended	Ordinary	Long-Term	Return of
6/30/2018	Income	Capital Gains	Capital	Total
Swan Defined Risk Fund	$21,212,402	$—	$—	$21,212,402
Swan Defined Risk Emerging Markets Fund	919,769	—	—	919,769
Swan Defined Risk Foreign Developed Fund	1,230,282	74,923	—	1,305,205
Swan Defined Risk U.S. Small Cap Fund	—	—	—	—

For fiscal year ended	Ordinary	Long-Term	Return of
6/30/2017	Income	Capital Gains	Capital	Total
Swan Defined Risk Fund	$28,314,969	$—	$—	$28,314,969
Swan Defined Risk Emerging Markets Fund	581,096	—	—	581,096
Swan Defined Risk Foreign Developed Fund	301,539	—	—	301,539
Swan Defined Risk U.S. Small Cap Fund	11,449	—	48,445	59,894

As of June 30, 2018, the components of accumulated earnings/(deficit) on a tax basis were as follows:

	Undistributed	Undistributed	Post October Loss	Capital Loss	Other	Unrealized	Total
	Ordinary	Long-Term	and	Carry	Book/Tax	Appreciation/	Accumulated
	Income	Capital Gains	Late Year Loss	Forwards	Differences	(Depreciation)	Earnings/(Deficits)
Swan Defined Risk Fund	$8,728,676	$—	$(112,482,049)	$(240,072,856)	$—	$592,371,684	$248,545,455
Swan Defined Risk Emerging Markets Fund	$257,488	$—	$(1,796,607)	$(560,335)	$(2,203,858)	$4,507,741	$204,429
Swan Defined Risk Foreign Developed Fund	$452,753	$—	$(1,727,493)	$—	$(1,549,784)	$3,159,971	$335,447
Swan Defined Risk U.S. Small Cap Fund	$—	$—	$(1,964,126)	$(965,323)	$(471,215)	$8,035,890	$4,635,226

The difference between book basis and tax basis unrealized appreciation (depreciation) and accumulated net realized gains (losses) from investments is primarily attributable to the tax deferral of losses on wash sales, and the mark-to-market on open option contracts. In addition, the amount listed under other book/tax differences is primarily attributable to the tax deferral of losses on straddles.

Late year losses incurred after December 31 within the fiscal year are deemed to arise on the first business day of the following fiscal year for tax purposes. The Swan Defined Risk U.S. Small Cap Fund incurred and elected to defer such late year losses of $243,880.

SWAN FUNDS
NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)
December 31, 2018

Capital losses incurred after October 31 within the fiscal year are deemed to arise on the first business day of the following fiscal year for tax purposes. The Funds incurred and elected to defer such capital losses as follows:

Post October
Losses
Swan Defined Risk Fund	$112,482,049
Swan Defined Risk Emerging Markets Fund	1,796,607
Swan Defined Risk Foreign Developed Fund	1,727,493
Swan Defined Risk U.S. Small Cap Fund	1,720,246

At June 30, 2018, the Funds had capital loss carry forwards for federal income tax purposes available to offset future capital gains as follows:

	Non-Expiring	Non-Expiring
	Short-Term	Long-Term	Total
Swan Defined Risk Fund	$96,642,316	$143,430,540	$240,072,856
Swan Defined Risk Emerging Markets Fund	560,335	—	560,335
Swan Defined Risk Foreign Developed Fund	—	—	—
Swan Defined Risk U.S. Small Cap Fund	389,538	575,785	965,323

Permanent book and tax differences, primarily attributable to the book/tax basis treatment of net operating losses, and the reclassification of Fund distributions, resulted in reclassification for the year ended June 30, 2018 as follows:

	Paid	Undistributed	Accumulated
	In	Ordinary	Net Realized
	Capital	Income (Loss)	Gains (Loss)
Swan Defined Risk Fund	$—	$—	$—
Swan Defined Risk Emerging Markets Fund	—	(436)	436
Swan Defined Risk Foreign Developed Fund	—	(555)	555
Swan Defined Risk U.S. Small Cap Fund	(67,330)	67,330	—

8.	INVESTMENTS IN AFFILIATED COMPANIES

An affiliated company is a company in which a Fund has ownership of at least 5% of the voting securities. Companies that are affiliates at December 31, 2018 are noted in the Fund’s Portfolio of Investments. Transactions during the period with the companies that are affiliated or were affiliates at the beginning of the period are as follows:

Swan Defined Risk Fund

		Value			Dividends		Change in	Value	Shares
		Beginning			Credited to	Realized	Unrealized	End of	Held at
Cusip	Description	of Period	Purchases	Sales Proceeds	Income	Gain	Appreciation	Period	End of Period
81369Y852	Communication Services Select Sector SPDR Fund	$—	$282,610,248	$18,402,453	$1,133,121	$(2,226,720)	$(39,288,478)	$222,692,597	5,394,685
81369Y100	Materials Select Sector SPDR Fund	$296,164,259	$788,311	$31,909,316	$2,901,337	$1,128,533	$(37,106,125)	$229,065,662	4,534,158

SWAN FUNDS
NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)
December 31, 2018

9.	CONTROL OWNERSHIP

The beneficial ownership either directly or indirectly, of more than 25% of voting securities of a fund creates a presumption of control of the fund, under Section 2(a)(9) of the 1940 Act. As of June 30, 2018, the shareholders listed below held more than 25% of an individual Fund and may be deemed to control that Fund.

Shareholder	Fund	Percent
LPL Financial	Swan Defined Risk Emerging Markets Fund	29.91%
Pershing LLC	Swan Defined Risk Emerging Markets Fund	32.90%
LPL Financial	Swan Defined Risk Foreign Developed Fund	50.51%
Pershing LLC	Swan Defined Risk Growth Fund	100.00%
LPL Financial	Swan Defined Risk U.S. Small Cap Fund	43.46%

10.	UNDERLYING INVESTMENT IN OTHER INVESTMENT COMPANIES

The Swan Defined Risk Emerging Markets Fund currently invests a portion of its assets in the iShares MSCI Emerging Markets ETF (“iShares ETF”). The Fund may redeem its investment from the iShares ETF at any time if the Advisor determines that it is in the best interest of the Fund and its shareholders to do so. The performance of the Fund will be directly affected by the performance of the iShares ETF. The financial statements of the iShares ETF, including the portfolios of investments, can be found at the Securities and Exchange Commission’s website (“SEC”) www.sec.gov and should be read in conjunction with the Fund’s financial statements. As of December 31, 2018, the percentage of the Fund’s net assets invested in the iShares ETF was 55.2%.

The Swan Defined Risk Emerging Markets Fund currently invests a portion of its assets in the iShares Core MSCI Emerging Markets ETF (“iShares Core ETF”). The Fund may redeem its investment from the iShares Core ETF at any time if the Advisor determines that it is in the best interest of the Fund and its shareholders to do so. The performance of the Fund will be directly affected by the performance of the iShares Core ETF. The financial statements of the iShares Core ETF, including the portfolios of investments, can be found at the Securities and Exchange Commission’s website (“SEC”) www.sec.gov and should be read in conjunction with the Fund’s financial statements. As of December 31, 2018, the percentage of the Fund’s net assets invested in the iShares Core ETF was 31.5%.

The Swan Defined Risk Foreign Developed Fund currently invests a portion of its assets in the iShares MSCI EAFE ETF (“iShares EAFE ETF”). The Fund may redeem its investment from the iShares EAFE ETF at any time if the Advisor determines that it is in the best interest of the Fund and its shareholders to do so. The performance of the Fund will be directly affected by the performance of the iShares EAFE ETF. The financial statements of the iShares EAFE ETF, including the portfolios of investments, can be found at the SEC’s website www.sec.gov and should be read in conjunction with the Fund’s financial statements. As of December 31, 2018, the percentage of the Fund’s net assets invested in the iShares EAFE ETF was 88.9%.

The Swan Defined Risk Growth Fund currently invests a portion of its assets in the iShares Core S&P 500 ETF (“iShares S&P ETF”). The Fund may redeem its investment from the iShares S&P ETF at any time if the Advisor determines that it is in the best interest of the Fund and its shareholders to do so. The performance of the Fund will be directly affected by the performance of the iShares S&P ETF. The financial statements of the iShares S&P ETF, including the portfolios of investments, can be found at the SEC’s website www.sec.gov and should be read in conjunction with the Fund’s financial statements. As of December 31, 2018, the percentage of the Fund’s net assets invested in the iShares S&P ETF was 75.7%.

The Swan Defined Risk U.S. Small Cap Fund currently invests a portion of its assets in the iShares Russell 2000 ETF (“iShares Russell ETF”). The Fund may redeem its investment from the iShares Russell ETF at any time if the Advisor determines that it is in the best interest of the Fund and its shareholders to do so. The performance of the Fund will be directly affected by the performance of the iShares Russell ETF. The financial statements of the iShares Russell ETF, including the portfolios of investments, can be found at the SEC’s website www.sec.gov and should be read in conjunction with the Fund’s financial statements. As of December 31, 2018, the percentage of the Fund’s net assets invested in the iShares ETF was 90.5%.

SWAN FUNDS
NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)
December 31, 2018

11.	NEW ACCOUNTING PRONOUNCEMENTS

In August 2018, the Securities and Exchange Commission adopted amendments to certain disclosure requirements under Regulation S-X to conform to US GAAP, including: (i) an amendment to require presentation of the total, rather than the components, of distributable earnings on the Statement of Assets and Liabilities; and (ii) an amendment to require presentation of the total, rather than the components, of distributions to shareholders, except for tax return of capital distributions, on the Statements of Changes in Net Assets. The amendments also removed the requirement for parenthetical disclosure of undistributed net investment income on the Statements of Changes in Net Assets. These amendments have been adopted with these financial statements.

In August 2018, the FASB issued Accounting Standards Update (“ASU”) No. 2018-13, which changes certain fair value measurement disclosure requirements. The new ASU, in addition to other modifications and additions, removes the requirement to disclose the amount and reasons for transfers between Level 1 and Level 2 of the fair value hierarchy, and the policy for the timing of transfers between levels. For investment companies, the amendments are effective for financial statements issued for fiscal years beginning after December 15, 2019, and interim periods within those fiscal years. Early adoption is allowed. At this time, management is evaluating the implications of the ASU and any impact on the financial statement disclosures.

12.	SUBSEQUENT EVENTS

Subsequent events after the date of the Statements of Assets and Liabilities have been evaluated through the date the financial statements were issued. Management has determined that no events or transactions occurred requiring adjustment or disclosure in the financial statements. Effective February 1, 2019, NorthStar Financial Services Group, LLC, the parent company of Gemini Fund Services, LLC (“GFS”) and its affiliated companies including Northern Lights Distributors, LLC (“NLD”), Northern Lights Compliance Services, LLC (“NLCS”) and Blu Giant, LLC (“Blu Giant”) (collectively, the “Gemini Companies”), sold its interest in the Gemini Companies to a third party private equity firm that contemporaneously acquired Ultimus Fund Solutions, LLC (an independent mutual fund administration firm) and its affiliates (collectively, the “Ultimus Companies”). As a result of these separate transactions, the Gemini Companies and the Ultimus Companies are now indirectly owned through a common parent entity, The Ultimus Group, LLC.

SWAN FUNDS
EXPENSE EXAMPLES (Unaudited)
December 31, 2018

As a shareholder of the Funds, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchases and redemptions; and redemption fees; (2) ongoing costs, including management fees; distribution and/or service (12b-1) fees; and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Funds and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period as noted below.

Actual Expenses

The “Actual” table below provides information about actual account values and actual expenses. You may use the information below; together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the table under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The “Hypothetical” table on the next page provides information about hypothetical account values and hypothetical expenses based on the respective Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balances or expenses you paid for the period. You may use this information to compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads). Therefore, the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning	Ending	Expenses Paid	Expense Ratio
	Account Value	Account Value	During Period	During the Period
Actual	7/1/18	12/31/18	7/1/18 – 12/31/2018*	7/1/18 – 12/31/2018*
Swan Defined Risk Fund
Class A	$1,000.00	$930.90	$6.81	1.40%
Class C	$1,000.00	$927.00	$10.44	2.15%
Class I	$1,000.00	$931.60	$5.60	1.15%
Swan Defined Risk Emerging Markets Fund
Class A	$1,000.00	$954.90	$4.98	1.65%
Class C	$1,000.00	$951.20	$11.80	2.40%
Class I	$1,000.00	$956.40	$6.90	1.40%
Swan Defined Risk Foreign Developed Fund
Class A	$1,000.00	$932.80	$8.04	1.65%
Class C	$1,000.00	$928.70	$11.67	2.40%
Class I	$1,000.00	$933.80	$6.82	1.40%
Swan Defined Risk U.S. Small Cap Fund
Class A	$1,000.00	$878.90	$7.81	1.65%
Class C	$1,000.00	$875.90	$11.35	2.40%
Class I	$1,000.00	$880.30	$6.64	1.40%

SWAN FUNDS
EXPENSE EXAMPLES (Unaudited)(Continued)
December 31, 2018

	Beginning	Ending	Expenses Paid	Expense Ratio
	Account Value	Account Value	During Period	During the Period
Actual	12/27/18	12/31/18	12/27/18 – 12/31/2018^	12/27/18 – 12/31/2018^
Swan Defined Risk Fund
Class Y	$1,000.00	$1,000.00	$0.11	1.01%
Swan Defined Risk Emerging Markets Fund
Class Y	$1,000.00	$1,004.20	$0.15	1.01%
Swan Defined Risk Foreign Developed Fund
Class Y	$1,000.00	$1,000.00	$0.11	1.02%
Swan Defined Risk U.S. Small Cap Fund
Class Y	$1,000.00	$1,009.20	$0.11	1.02%
	Beginning	Ending	Expenses Paid	Expense Ratio
	Account Value	Account Value	During Period	During the Period
Actual	12/31/18	12/31/18	12/31/18 – 12/31/2018 #	12/31/18 – 12/31/2018 #
Swan Defined Risk Growth Fund
Class A	$1,000.00	$997.00	$0.05	1.65%
Class C	$1,000.00	$997.00	$0.07	2.40%
Class I	$1,000.00	$997.00	$0.04	1.40%
Class Y	$1,000.00	$997.00	$0.03	1.02%
	Beginning	Ending	Expenses Paid	Expense Ratio During
Hypothetical +	Account Value	Account Value	During Period	the Period
(5% return before expenses)	7/1/18	12/31/18	7/1/18 – 12/31/18*	7/1/18 – 12/31/18*
Swan Defined Risk Fund
Class A	$1,000.00	$1,018.15	$7.12	1.40%
Class C	$1,000.00	$1,014.37	$10.92	2.15%
Class I	$1,000.00	$1,019.41	$5.85	1.15%
Class Y	$1,000.00	$1,020.11	$5.14	1.01%
Swan Defined Risk Emerging Markets Fund
Class A	$1,000.00	$1,016.89	$5.13	1.65%
Class C	$1,000.00	$1,013.11	$12.18	2.40%
Class I	$1,000.00	$1,018.15	$7.12	1.40%
Class Y	$1,000.00	$10,20.11	$5.14	1.01%
Swan Defined Risk Foreign Developed Fund
Class A	$1,000.00	$1,016.89	$8.39	1.65%
Class C	$1,000.00	$1,013.11	$12.18	2.40%
Class I	$1,000.00	$1,018.15	$7.12	1.40%
Class Y	$1,000.00	$1,020.06	$5.19	1.02%
Swan Defined Risk Growth Fund
Class A	$1,000.00	$1,016.89	$8.39	1.65%
Class C	$1,000.00	$1,013.11	$12.18	2.40%
Class I	$1,000.00	$1,018.15	$7.12	1.40%
Class Y	$1,000.00	$1,020.06	$5.19	1.02%
Swan Defined Risk U.S. Small Cap Fund
Class A	$1,000.00	$1,016.89	$8.39	1.65%
Class C	$1,000.00	$1,013.11	$12.18	2.40%
Class I	$1,000.00	$1,018.15	$7.12	1.40%
Class Y	$1,000.00	$1,020.06	$5.19	1.02%

*	Expenses are equal to the average account value over the period, multiplied by the Fund’s annualized expense ratio, multiplied by the number of days in the period (184) divided by the number of days in the fiscal year (365).

^	Expenses are equal to the average account value over the period, multiplied by the Fund’s annualized expense ratio, multiplied by the number of days in the period (4) divided by the number of days in the fiscal year (365).

#	Expenses are equal to the average account value over the period, multiplied by the Fund’s annualized expense ratio, multiplied by the number of days in the period (1) divided by the number of days in the fiscal year (365).

+	The hypothetical example assumes that the Fund was in operation for the full six months ended December 31, 2018.

SWAN FUNDS
SUPPLEMENTAL INFORMATION (Unaudited)
December 31, 2018

Renewal of Advisory Agreements and Sub-Advisory Agreements – Swan Defined Risk Fund, Swan Defined Risk Emerging Markets Fund, Swan Defined Risk Foreign Developed Fund and Swan Defined Risk U.S. Small Cap Fund*

In connection with a meeting held on May 30-31, 2018, the Board of Trustees (the “Board”) of Northern Lights Fund Trust III (the “Trust”), including a majority of the Trustees who are not “interested persons,” as that term is defined in the Investment Company Act of 1940, as amended, discussed the renewal of the investment advisory agreements (the “Advisory Agreements”) between Swan Capital Management LLC (the “Adviser”) and the Trust, and the renewal of the investment sub-advisory agreements (the “Sub-Advisory Agreements” and together with the Advisory Agreements, the “Agreements”) between Swan Global Management, LLC (the “Sub-Adviser,” and together with the Adviser, “Swan”) and the Adviser, with respect to the Swan Defined Risk Fund (“Swan DR”), Swan Defined Risk Emerging Markets Fund (“Swan EM”), Swan Defined Risk Foreign Developed Fund (“Swan FD”) and Swan Defined Risk U.S. Small Cap Fund (“Swan US” and collectively, the “Swan Funds”). In considering the renewal of the Agreements, the Trustees received materials specifically relating to Swan DR, Swan EM, Swan FD and Swan US and the Agreements.

The Board relied upon the advice of independent legal counsel and their own business judgment in determining the material factors to be considered in evaluating the Agreements and the weight to be given to each such factor. The Board’s conclusions were based on an evaluation of all of the information provided and were not the result of any one factor. Moreover, each Trustee may have afforded different weight to the various factors in reaching conclusions with respect to the Agreements.

Nature, Quality and Extent of Services. The Board recognized that the Adviser’s investment management team had many years of experience and a diverse background. The Board discussed its four-step process of (1) being fully invested, (2) hedging via long-term puts for cost efficiency and stability, (3) generating market neutral income via options trading and short term premiums, and (4) monitoring and adjusting across all portfolios with its proprietary software. The Board remarked that the Adviser had developed a comprehensive risk management plan that was integrated into its trading. It noted that each Swan Fund’s strategy deliberately defined risk mitigation with a rules-based process. The Board observed that the Adviser’s chief compliance officer and compliance team monitored each Swan Fund regularly using checklists and risk matrices, and formally reviewed all trading vendors at least annually. The Board discussed personnel changes within the Adviser, noting that the Adviser had a sufficient succession plan. The CCO reported that the Adviser had no material litigation or regulatory compliance issues since the last renewal of the Agreements. The Board concluded that the Adviser had a culture of continuous improvement and growth and had demonstrated over the years that it could manage the Swan Funds effectively. The Board stated its expectation that the Adviser would continue to offer exceptional services to the Swan Funds and their shareholders.

Performance.

Swan DR—The Board observed that Swan DR had positive returns over the 1-year, 3-year, 5-year and since inception periods, but had trailed its Morningstar category and benchmark for each of those periods. The Board noted that Swan DR had a 3-star Morningstar rating, and was in the third quartile relative to its peer group and Morningstar category for the 1-year and 3-year periods, the second and third quartiles relative to its peer group and Morningstar category for the 5-year period, and in the bottom quartile relative to its peer group and Morningstar category for the since inception period. The Board remarked that Swan DR’s performance was not unexpected because Swan DR was not designed to outperform the benchmark or perform as well in a long-term bullish environment. The Board recalled the Adviser’s position that there were no truly comparable funds to Swan DR and the Adviser’s general disagreement with Swan DR’s Morningstar category. The Board discussed that Swan DR had conservative, yet respectable, returns over all time periods while offering a hedging component to protect against a major market drawdown. The Board agreed that the Adviser continued to manage Swan DR in a manner consistent with Swan DR’s investment strategy. Although past performance is not predictive of

SWAN FUNDS
SUPPLEMENTAL INFORMATION (Unaudited) (Continued)
December 31, 2018

future returns, the Board concluded that the Adviser should continue to provide reasonable results for Swan DR and its shareholders.

Swan EM—The Board observed that Swan EM significantly outperformed its Morningstar category and peer group over the 1-year period and was on par with both since inception. The Board noted that Swan EM had a 3-star Morningstar rating, and was in the top quartile relative to Morningstar category and peer group over the 1-year period. The Board discussed that Swan EM met its target by capturing 60% of the market upside. The Board agreed that the Adviser continued to manage Swan EM in a manner consistent with Swan EM’s investment strategy to maintain its hedged posture. Although past performance is not predictive of future returns, the Board concluded that the Adviser should continue to provide reasonable results for Swan EM and its shareholders.

Swan FD—The Board discussed that Swan FD had performed respectably in the 1-year period, outperforming its Morningstar category and peer group. The Board remarked that Swan FD was still relatively new, and that Swan FD had performed in line with expectations. The Board observed that Swan FD had captured a good portion of the upside in the past year. Although past performance is not predictive of future returns, the Board concluded that the Adviser should continue to provide reasonable results for Swan FD and its shareholders.

Swan US—The Board noted that Swan US trailed its Morningstar category and peer group over the 1-year period, but outperformed both since inception and landed in the top quartiles for that period on a return and Sharpe Ratio basis. The Board observed that some of the underperformance in the past year could be attributed to only two of the three small cap components in Swan US performing well. The Board agreed that Swan US performed as expected over the past year given the volatility in the small cap market, and that the Adviser continued to manage Swan US in a manner consistent with Swan US’ investment strategy. Although past performance is not predictive of future returns, the Board concluded that the Adviser should continue to provide reasonable results for Swan US and its shareholders.

Fees and Expenses.

Swan DR—The Board noted that Swan DR’s 1.00% advisory fee was in line with the median of its 10-fund peer group and higher than the peer group average of 0.90%. The Board observed that the advisory fee was also higher than the Morningstar category median and average but well-below the high of 1.95%. The Board discussed that Swan DR’s 1.30% net expense ratio was higher than the peer group and Morningstar category medians and averages, but well below the peer group high of 1.68% and the Morningstar category high of 2.67%. Given these considerations and the fact that the advisory fee was within 10 bps of Swan DR’s peer group and Morningstar category averages, the Board concluded that the advisory fee for Swan DR was not unreasonable.

Swan EM—The Board noted that Swan EM’s 1.00% advisory fee was in line with the median of the 10-fund peer group, but higher than the Morningstar category median and average. The Board discussed that the 2.07% net expense ratio was above the peer group and Morningstar category medians and averages, but below the peer group high of 2.67% and Morningstar category high of 2.67%. The Board discussed the Adviser’s position that the net expense ratio was high because of acquired fund fees and expenses of 0.66%. The Board also discussed that the Adviser anticipated higher costs due to building out its compliance and operations teams. Given these considerations, the Board concluded that the advisory fee for Swan EM was not unreasonable.

Swan FD—The Board noted that Swan FD’s 1.00% advisory fee was consistent wi th the peer group, but higher than the Morningstar category. The Board observed that Swan FD’s 1.69% net expense ratio was higher than that of its peer group and Morningstar category. The Board discussed that the Adviser justified its fees and expenses because of its active approach to managing Swan FD. Given these considerations, the Board concluded that the advisory fee for Swan FD was not unreasonable.

Swan US—The Board noted that Swan US’ 1.00% advisory fee was higher than the 11-fund peer group median and Morningstar category median, but below the 1.20% peer group high and the 1.95% Morningstar category high. The Board observed that Swan US’ 1.59% net expense ratio was higher than

SWAN FUNDS
SUPPLEMENTAL INFORMATION (Unaudited) (Continued)
December 31, 2018

the peer group median and Morningstar category median, but below the peer group high of 2.31% and Morningstar category high of 2.67%. The Board concluded that the advisory fee for Swan US was not unreasonable.

Economies of Scale. The Board discussed the size of each of the Swan Funds and its prospects for growth, and noted the Adviser’s position that it had not achieved meaningful economies that would necessitate the establishment of breakpoints. The Board noted the Adviser was willing to discuss the implementation of breakpoints as the assets of each of the Swan Funds grew and the Adviser achieved material economies of scale related to its operations. The Board agreed to monitor and revisit this issue at the appropriate time.

Profitability. The Board reviewed the Adviser’s profitability analysis in connection with its advisory services provided to each of the Swan Funds, and noted that the Adviser earned a profit both in actual dollars and as a percent of revenue from each of the Swan Funds. The Board discussed that the Adviser had communicated its intention to continue using a part of its profits to continue the Adviser’s investment in talent and resources. The Board concluded that the Adviser’s profitability was not excessive.

Conclusion. Having requested and reviewed such information from Swan as the Board believed to be reasonably necessary to evaluate the terms of the Agreements, and as assisted by the advice of independent counsel, the Board concluded that the advisory fee and sub-advisory fee for each of the Swan Funds was not unreasonable and that renewal of the Agreements was in the best interests of each Swan Fund and its respective shareholders.

*	Due to timing of the contract renewal schedule, these deliberations may or may not relate to the current performance results of the Funds.

SWAN FUNDS
SUPPLEMENTAL INFORMATION (Unaudited) (Continued)
December 31, 2018

Approval of Advisory Agreement and Sub-Advisory Agreement – Swan Defined Risk Growth Fund

In connection with a meeting held on August 21-22, 2018, the Board of Trustees (the “Board”) of Northern Lights Fund Trust III (the “Trust”), including a majority of the Trustees who are not “interested persons,” as that term is defined in the Investment Company Act of 1940, as amended, discussed the approval of the investment advisory agreement (the “Advisory Agreement”) between Swan Capital Management LLC (the “Adviser”) and the Trust, and the approval of the investment sub-advisory agreement (the “Sub-Advisory Agreement” and together with the Advisory Agreement, the “Agreements”) between Swan Global Management, LLC (the “Sub-Adviser,” and together with the Adviser, “Swan”) and the Adviser, with respect to the Swan Defined Risk Growth Fund (“Swan GF”). In considering the approval of the Agreements, the Trustees received materials specifically relating to Swan GF and the Agreements.

The Board relied upon the advice of independent legal counsel and their own business judgment in determining the material factors to be considered in evaluating the Agreements and the weight to be given to each such factor. The Board’s conclusions were based on an evaluation of all of the information provided and were not the result of any one factor. Moreover, each Trustee may have afforded different weight to the various factors in reaching conclusions with respect to the Agreements.

Nature, Extent and Quality of Service. The Board expressed familiarity with Swan, as it was the adviser to four other series in the Trust. The Board acknowledged that Swan’s investment management team had many years of experience, and that Swan had developed a comprehensive risk management plan that it integrated into its trading plans. The Board discussed that Swan’s risk management plan for Swan GF was designed with deliberately tight, pre-defined rules to address any risk concerns with options, stocks or markets. It noted that Swan’s chief compliance officer ensured that all aspects of compliance requirements were followed, and would use compliance checklists and risk matrices to monitor Swan GF. The Board discussed that Swan selected brokers based on, among other things, cost of execution, speed of execution, options trading capability and use of technology. The Board observed that Swan performed formal reviews of trading vendors on at least an annual basis. The Board remarked that Swan had no litigation or regulatory compliance issues material to Swan GF. The Board determined that Swan had a culture of continuous enhancement and growth of its full range of services. The Board acknowledged that Swan had added new members of its team to ensure high quality portfolio management, compliance and risk management. The Board concluded that Swan could be expected to provide high quality services to Swan GF and its shareholders.

Performance. As Swan GF had not yet commenced operations, the Board reviewed the performance of a similarly managed account (“SMA”) of Swan. The Board noted that the SMA had returned 8.27% over the 1-year period and 6.07% since inception (May 2015). The Board remarked that the SMA had underperformed the S&P 500, but that the S&P 500 was an inapt comparison because the SMA did not have the same volatility risk as the index. The Board also recalled its past reviews of Swan and noted its ability to manage various hedged equity strategies effectively. The Board concluded that although past performance was not predictive of future results, Swan had the potential to produce reasonable returns for Swan GF and its future shareholders.

Fees and Expenses. The Board noted that Swan had proposed an annual advisory fee for Swan GF of 1.00%, which was on par with the median of its peer group. The Board observed that the advisory fee for Swan GF was higher than the Morningstar category median, but below the peer group high of 1.20% and well-below the Morningstar category high of 1.75%. The Board noted that Swan GF would have a net expense ratio of 1.40%, which was higher than the peer group and Morningstar category medians and averages, but lower than the peer group high of 1.62% and Morningstar category high of 3.20%. Given these considerations, the Board concluded that the Adviser’s proposed advisory fee was not unreasonable.

SWAN FUNDS
SUPPLEMENTAL INFORMATION (Unaudited) (Continued)
December 31, 2018

Economies of Scale. The Board discussed the anticipated size of Swan GF and its prospects for growth. The Board concluded that achieving meaningful economies justifying breakpoints was unlikely during the initial term of the Agreements, but noted that Swan remained open to discuss the implementation of breakpoints as Swan GF’s assets grew and Swan achieved economies of scale related to its operation. The Board agreed to monitor and revisit the issue at the appropriate time.

Profitability. The Board reviewed Swan’s profitability analysis in connection with Swan GF’s operation. The Board noted that Swan expected to realize a modest profit over the initial two-year term of the Advisory Agreement. The Board agreed that, even if Swan GF’s asset level outpaced the Swan’s expectations, it would likely not cause Swan’s expected profitability to be unreasonable in relation to the services Swan provided to Swan GF. After further discussion, the Board concluded that Swan’s expected level of profitability was not excessive.

Conclusion. Having requested and received such information from Swan as the Trustees believed to be reasonably necessary to evaluate the terms of the Agreements, and as assisted by the advice of independent counsel, the Board concluded that the proposed advisory fee and sub-advisory fee was reasonable and that approvals of the Agreements were in the best interests of the Trust and future shareholders of Swan GF.

*	Due to timing of the contract renewal schedule, these deliberations may or may not relate to the current performance results of the Funds.

PRIVACY NOTICE

NORTHERN LIGHTS FUND TRUST III

Rev. February 2014

FACTS	WHAT DOES NORTHERN LIGHTS FUND TRUST III DO WITH YOUR PERSONAL INFORMATION?

Why?	Financial companies choose how they share your personal information. Federal law gives consumers the right to limit some but not all sharing. Federal law also requires us to tell you how we collect, share, and protect your personal information. Please read this notice carefully to understand what we do.

What?

The types of personal information we collect and share depend on the product or service you have with us. This information can include:

¡         Social Security number and income

¡         assets, account transfers and transaction history

¡         investment experience and risk tolerance

When you are no longer our customer, we continue to share your information as described in this notice.

How?	All financial companies need to share customers’ personal information to run their everyday business. In the section below, we list the reasons financial companies can share their customers’ personal information; the reasons Northern Lights Fund Trust III chooses to share and whether you can limit this sharing.

Reasons we can share your personal information	Does Northern Lights Fund Trust III share?	Can you limit this sharing?
For our everyday business purposes – such as to process your transactions, maintain your account(s), respond to court orders and legal investigations, or report to credit bureaus	YES	NO
For our marketing purposes – to offer our products and services to you	NO	We do not share
For joint marketing with other financial companies	NO	We do not share
For our affiliates’ everyday business purposes – information about your transactions and experiences	NO	We do not share
For our affiliates’ everyday business purposes – information about your creditworthiness	NO	We do not share
For our affiliates to market to you	NO	We do not share
For nonaffiliates to market to you	NO	We do not share

Questions?	Call 1-888-339-4230

What we do
How does Northern Lights Fund Trust III protect my personal information?

To protect your personal information from unauthorized access and use, we use security measures that comply with federal law. These measures include computer safeguards and secured files and buildings.

Our service providers are held accountable for adhering to strict policies and procedures to prevent any misuse of your nonpublic personal information.

How does Northern Lights Fund Trust III collect my personal information?

We collect your personal information, for example, when you

¡        open an account or give us contact information

¡        provide account information or give us your income information

¡        make deposits or withdrawals from your account

We also collect your personal information from other companies.

Why can’t I limit all sharing?

Federal law gives you the right to limit only

¡        sharing for affiliates’ everyday business purposes—information about your creditworthiness

¡        affiliates from using your information to market to you

¡        sharing for nonaffiliates to market to you

State laws and individual companies may give you additional rights to limit sharing

Definitions
Affiliates	Companies related by common ownership or control. They can be financial and nonfinancial companies. ¡ Northern Lights Fund Trust III does not share with our affiliates.
Nonaffiliates	Companies not related by common ownership or control. They can be financial and nonfinancial companies. ¡ Northern Lights Fund Trust III does not share with nonaffiliates so they can market to you.
Joint marketing	A formal agreement between nonaffiliated financial companies that together market financial products or services to you. ¡ Northern Lights Fund Trust III doesn’t jointly market.

This Page Intentionally Left Blank

This Page Intentionally Left Blank

PROXY VOTING POLICY

Information regarding how the Funds voted proxies relating to portfolio securities for the most recent twelve month period ended June 30 as well as a description of the policies and procedures that the Funds use to determine how to vote proxies is available without charge, upon request, by calling 1-877-896-2590 or by referring to the Securities and Exchange Commission’s (“SEC”) website at http://www.sec.gov.

PORTFOLIO HOLDINGS

The Funds file their complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Form N-Q is available on the SEC’s website at http://www.sec.gov and may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC (1-800-SEC-0330). The information on Form N-Q is available without charge, upon request, by calling 1-877-896-2590.

INVESTMENT ADVISOR
Swan Capital Management, LLC
1099 Main Ave. Suite 206
Durango, CO 81301

INVESTMENT SUB-ADVISOR
Swan Global Management, LLC
41 Shell Castle
Humacao, PR 00791

ADMINISTRATOR
Gemini Fund Services, LLC
80 Arkay Drive, Suite 110
Hauppauge, NY 11788

Item 2. Code of Ethics. Not applicable.

Item 3. Audit Committee Financial Expert. Not applicable.

Item 4. Principal Accountant Fees and Services. Not applicable.

Item 5. Audit Committee of Listed Companies. Not applicable to open-end investment companies.

Item 6. Schedule of Investments. Schedule of investments in securities of unaffiliated issuers is included under Item 1.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Funds. Not applicable to open-end investment companies.

Item 8. Portfolio Managers of Closed-End Management Investment Companies. Not applicable to open-end investment companies.

Item 9. Purchases of Equity Securities by Closed-End Funds. Not applicable to open-end investment companies.

Item 10. Submission of Matters to a Vote of Security Holders. None

Item 11. Controls and Procedures.

(a)       Based on an evaluation of the Registrant’s disclosure controls and procedures as of a date within 90 days of filing date of this Form N-CSR, the principal executive officer and principal financial officer of the Registrant have concluded that the disclosure controls and procedures of the Registrant are reasonably designed to ensure that the information required in filings on Form N-CSR is recorded, processed, summarized, and reported by the filing date, including that information required to be disclosed is accumulated and communicated to the Registrant’s management, including the Registrant’s principal executive officer and principal financial officer, as appropriate to allow timely decisions regarding required disclosure.

(b)       There were no significant changes in the Registrant’s internal control over financial reporting that occurred during the Registrant’s last fiscal half-year that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 12. Disclosure of securities lending activities for closed-end management investment companies.

Not applicable to open-end investment companies.

Item 13. Exhibits.

(a)(1) Not applicable.

(a)(2) Certifications required by Section 302 of the Sarbanes-Oxley Act of 2002 (and Item 11(a)(2) of Form N-CSR) are filed herewith.

(a)(3) Not applicable for open-end investment companies.

(b)       Certifications required by Section 906 of the Sarbanes-Oxley Act of 2002 (and Item 11(b) of Form N-CSR) are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Northern Lights Fund Trust III

By (Signature and Title)

/s/ Richard Malinowski

Richard Malinowski, Principal Executive Officer/President

Date 3/7/19

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)

/s/ Richard Malinowski

Richard Malinowski, Principal Executive Officer/President

Date 3/7/19

By (Signature and Title)

/s/ Brian Curley

Brian Curley, Principal Financial Officer/Treasurer

Date 3/7/19